UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 97.5%
EUROPE — 49.7%
United Kingdom — 11.2%
African Minerals, Ltd.**	284,810	$1,365,940
Aggreko PLC	80,108	2,992,069
Antofagasta PLC	100,450	2,047,054
ARM Holdings PLC	233,722	2,170,139
ASOS PLC**	48,260	1,712,133
Fenner PLC	102,540	639,147
GlaxoSmithKline PLC	75,120	1,731,617
Petrofac, Ltd.	63,360	1,631,909
Rolls-Royce Holdings PLC	187,570	2,553,354
Telecity Group PLC	237,950	3,440,895
The Weir Group PLC	114,190	3,260,096

		23,544,353

France — 7.0%
Cie Generale de Geophysique — Veritas**	32,472	1,022,339
Gemalto NV	14,720	1,294,796
Ingenico SA	38,140	1,960,472
Remy Cointreau SA	13,179	1,515,742
Safran SA	92,690	3,333,329
Societe BIC SA	28,677	3,464,766
Technip SA	19,825	2,203,938

		14,795,382

Ireland — 4.9%
Covidien PLC	38,416	2,282,679
Elan Corp. PLC — SP ADR**	183,226	1,964,183
Experian PLC	133,620	2,220,276
Jazz Pharmaceuticals PLC**	31,390	1,789,544
Shire PLC	68,474	2,005,779

		10,262,461

Switzerland — 4.6%
Cie Financiere Richemont SA — A	33,000	1,978,947
Dufry AG**	28,716	3,441,035
Partners Group Holding AG	5,190	1,079,939
Syngenta AG	6,231	2,328,758
Temenos Group AG**	58,539	874,506

		9,703,185

Denmark — 4.3%
Christian Hansen Holding AS	78,440	2,363,408
Coloplast AS — B	5,328	1,109,407
Danske Bank AS**	47,440	856,152
GN Store Nord AS	81,280	1,250,408
Novo Nordisk AS — B	21,502	3,396,808

		8,976,183

Germany — 3.8%
Aareal Bank AG**	41,861	857,737
Adidas AG	27,064	2,220,265
Bayerische Motoren Werke AG	25,539	1,867,723
Hugo Boss AG	11,174	983,601
Infineon Technologies AG	310,899	1,972,833

		7,902,159

Netherlands — 3.5%
ASML Holding NV	11,110	593,776
Core Laboratories NV	12,074	1,466,750
Koninklijke Vopak NV	47,709	3,349,893

	Number of Shares	Market Value (Note A)
Sensata Technologies Holding NV**	69,499	$2,068,985

		7,479,404

Russia — 2.6%
Magnit OJSC — SP GDR	63,670	2,164,143
Sberbank RF — SP ADR	278,081	3,261,890

		5,426,033

Italy — 2.5%
Pirelli & C. SpA	100,650	1,083,871
Saipem SpA	45,184	2,169,840
Salvatore Ferragamo Italia SpA	99,020	2,060,107

		5,313,818

Norway — 2.0%
Det Norske Oljeselskap ASA**	104,657	1,730,917
Telenor ASA	131,500	2,563,939

		4,294,856

Sweden — 1.6%
Elekta AB — B	139,800	1,846,250
Sandvik AB	116,290	1,578,257

		3,424,507

Portugal — 1.0%
Jeronimo Martins SGPS SA	126,981	2,118,852
Finland — 0.7%
Nokian Renkaat OYJ	37,600	1,529,261

Total EUROPE		104,770,454

FAR EAST — 28.0%
China — 10.1%
Baidu, Inc. — SP ADR**	33,173	3,875,270
China Life Insurance Co., Ltd. — H	544,380	1,572,612
Golden Eagle Retail Group, Ltd.	771,660	1,514,649
Hengan International Group Co., Ltd.	307,920	2,910,806
Michael Kors Holdings, Ltd.**	34,420	1,830,456
New Oriental Education & Technology Group, Inc. — SP ADR	66,980	1,116,557
Sa Sa International Holdings, Ltd.	848,345	582,044
Sands China, Ltd.	585,097	2,184,479
Want Want China Holdings, Ltd.	2,532,215	3,229,745
Wynn Macau, Ltd.	892,111	2,410,318

		21,226,936

Japan — 7.0%
Anritsu Corp.	126,271	1,637,446
Astellas Pharma, Inc.	17,736	901,118
FANUC Corp.	12,507	2,016,121
Honda Motor Co., Ltd.	61,969	1,903,379
Komatsu, Ltd.	84,719	1,668,543
M3, Inc.	1,728	3,283,731
Sugi Holdings Co., Ltd.	45,050	1,582,292
Tadano, Ltd.	222,478	1,684,835

		14,677,465

Australia — 6.3%
BHP Billton, Ltd. — SP ADR	46,000	3,156,060
Coca-Cola Amatil, Ltd.	185,139	2,604,128

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)
Fortescue Metals Group, Ltd.	229,612	$831,237
Iluka Resources, Ltd.	158,174	1,629,255
Insurance Australia Group, Ltd.	385,450	1,747,247
Monadelphous Group, Ltd.	106,205	2,170,281
Telstra Corp., Ltd.	262,520	1,067,464

		13,205,672

South Korea — 1.7%
Samsung Electronics Co., Ltd.	2,977	3,605,319
Philippines — 0.9%
Metropolitan Bank & Trust	844,250	1,872,063
India — 0.8%
Tata Motors, Ltd. — SP ADR	67,690	1,738,279
Indonesia — 0.7%
PT Gudang Garam Tbk	324,931	1,577,121
Thailand — 0.5%
CP All Public Co., Ltd. — NVDR	939,060	1,083,061

Total FAR EAST		58,985,916

NORTH AMERICA — 9.8%
Canada — 8.1%
B2Gold Corp.**	475,510	1,905,716
Crew Energy, Inc.**	186,498	1,373,457
Finning International, Inc.	87,302	2,117,058
Imax Corp.**	64,680	1,287,779
Intact Financial Corp.	36,550	2,223,263
New Gold, Inc.**	144,399	1,769,920
Pacific Rubiales Energy Corp.	59,673	1,425,815
Suncor Energy, Inc.	82,420	2,711,283
Trilogy Energy Corp.	87,438	2,280,450

		17,094,741

United States — 1.2%
Catamaran Corp**	26,016	2,548,787
Mexico — 0.5%
Grupo Financiero Santander Mexico SAB de CV — B — ADR**	81,086	1,110,878

Total NORTH AMERICA		20,754,406

SOUTH AMERICA — 8.0%
Brazil — 6.6%
Anhanguera Educacional Participacoes SA	68,720	1,143,723
BR Malls Participacoes SA	117,990	1,624,418
CETIP SA	157,860	2,065,865
Cia. Hering SA	96,120	2,148,328
Cielo SA	38,050	948,599
Gerdau SA — SP ADR	153,420	1,459,024
Multiplus SA	28,840	587,114
OdontoPrev SA	297,620	1,658,950
OGX Petroleo e Gas Participacoes SA**	316,200	965,484
Qualicorp SA**	137,630	1,323,855

		13,925,360

Chile — 0.9%
Sociedad Quimica y Minera de Chile SA — SP ADR	30,410	1,874,472

	Number of Shares	Market Value (Note A)
Peru — 0.5%
Credicorp, Ltd.	8,550	$1,071,144

Total SOUTH AMERICA		16,870,976

MIDDLE EAST — 2.0%
Israel — 2.0%
Check Point Software Technologies, Ltd.**	21,291	1,025,375
Teva Pharmaceutical Industries, Ltd. — SP ADR	76,780	3,179,460

		4,204,835

Total MIDDLE EAST		4,204,835

Total EQUITY SECURITIES (Cost $181,711,475)		205,586,587

RIGHTS — 0.0%

EUROPE — 0.0%
France — 0.0%
Cie Generale de Geophysique Veritas — Rights, Expires October 12, 2012**	32,472	52,411

Total RIGHTS (Cost $0)		52,411

TOTAL INVESTMENTS (COST $181,711,475)	97.5%	$205,638,998
Other Assets In Excess Of Liabilities	2.5%	5,176,840

Net Assets	100.0%	$210,815,838

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$183,614,635

Gross Appreciation	$29,439,415
Gross Depreciation	(7,415,052)

Net Appreciation	$22,024,363

**	Non-income producing security

ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 96.1%

FAR EAST — 46.5%
China — 14.0%
Baidu, Inc. — SP ADR**	96,018	$11,216,823
Belle International Holdings, Ltd.	2,923,631	5,293,721
China Life Insurance Co., Ltd. — H	6,067,086	17,526,677
China Mobile, Ltd.	992,500	11,001,396
China Shenhua Energy Co., Ltd. — H	1,579,456	6,131,199
China State Construction International Holdings, Ltd.	14,890,270	17,513,333
PetroChina Co., Ltd. — H	11,606,000	15,207,145
Tencent Holdings, Ltd.	524,800	17,881,257
Want Want China Holdings, Ltd.	4,329,580	5,522,217
Wynn Macau, Ltd.	6,124,977	16,548,548

		123,842,316

South Korea — 7.6%
Hyundai Wia Corp.	39,130	6,601,323
KB Financial Group, Inc.	253,810	9,066,070
Kia Motors Corp.	230,511	14,393,651
Samsung Electronics Co., Ltd.	30,832	37,339,336

		67,400,380

India — 6.4%
HCL Technologies, Ltd.	638,777	6,993,303
HDFC Bank, Ltd.	842,431	10,048,639
Hexaware Technologies, Ltd.	699,288	1,614,812
IDFC, Ltd.	1,245,967	3,648,490
ITC, Ltd.	920,966	4,756,302
Larsen & Toubro, Ltd.	169,274	5,124,594
Tech Mahindra, Ltd.	402,571	7,419,076
Yes Bank, Ltd.	2,375,041	17,203,231

		56,808,447

Taiwan — 4.8%
Far EasTone Telecommunications Co., Ltd.	4,511,000	11,156,890
Largan Precision Co., Ltd.	254,000	5,259,624
Quanta Computer, Inc.	2,412,000	6,409,838
Shin Zu Shing Co., Ltd.	919,000	3,323,179
Taiwan Semiconductor Manufacturing Co. Ltd. — SP ADR	1,054,791	16,686,794

		42,836,325

Indonesia — 3.4%
PT AKR Corporindo Tbk	4,218,637	1,873,480
PT Bank Mandiri Persero Tbk	10,886,000	9,327,607
PT Semen Gresik Persero Tbk	5,918,447	8,936,422
PT Telekomunikasi Indonesia Persero Tbk	8,377,092	8,272,050

	Number of Shares	Market Value (Note A)
PT Tower Bersama Infrastructure Tbk**	3,943,416	$1,833,668

		30,243,227

Thailand — 3.1%
CP All PCL — NVDR	7,002,212	8,075,975
Land & Houses PCL — NVDR	22,571,100	6,673,067
PTT Exploration & Production PCL — NVDR	1,105,500	5,836,379
Siam Commercial Bank PCL — NVDR	1,230,164	6,734,329

		27,319,750

Malaysia — 2.6%
Axiata Group BHD	6,629,500	14,098,397
Public Bank BHD	1,872,234	8,808,351

		22,906,748

Cambodia — 2.1%
NagaCorp, Ltd.	33,660,742	18,883,581
Philippines — 1.7%
Bank of Philippine Islands	5,485,454	10,493,569
SM Prime Holdings, Inc.	12,877,200	4,383,465

		14,877,034

Singapore — 0.8%
Yoma Strategic Holdings, Ltd.	18,063,000	7,285,842

Total FAR EAST		412,403,650

SOUTH AMERICA — 20.2%
Brazil — 16.1%
Banco Bradesco SA — Pref.	782,469	12,540,347
BR Malls Participacoes SA	490,915	6,758,632
BR Properties SA	903,134	11,738,849
Brazil Pharma SA	1,290,000	7,775,953
CCR SA	478,557	4,258,561
Cia. de Bebidas das Americas — Pref.	185,800	7,080,059
Cia. Hering SA	232,371	5,193,602
Gerdau SA — Pref.	426,900	4,041,046
Grupo BTG Pactual	271,500	4,325,786
Kroton Educacional SA**	871,573	14,965,819
Localiza Rent a Car SA	406,367	7,039,886
Mills Estruturas e Servicos de Engenharia SA	723,928	10,384,425
OdontoPrev SA	1,220,363	6,802,369
Petroleo Brasileiro SA — ADR	936,806	21,490,330
Qualicorp SA**	892,413	8,584,069
Totvs SA	457,700	9,480,243

		142,459,976

Chile — 2.1%
Banco Santander Chile — ADR	89,480	6,553,515
Sociedad Quimica y Minera de Chile SA — SP ADR	200,041	12,330,527

		18,884,042

Peru — 1.5%
Credicorp, Ltd.	105,506	13,217,792
Argentina — 0.5%
MercadoLibre, Inc.	60,340	4,981,067

Total SOUTH AMERICA		179,542,877

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EUROPE — 13.4%
Russia — 5.6%
Eurasia Drilling Co., Ltd. — GDR	192,510	$6,352,830
Globaltrans Investment PLC — SP GDR	460,194	9,562,831
Magnit — SP GDR	436,608	14,840,306
Mobile TeleSystems — SP ADR	250,287	4,385,028
Sberbank RF — SP ADR	509,554	5,977,068
Uralkali — SP GDR	210,790	8,720,382

		49,838,445

United Kingdom — 2.7%
GlaxoSmithKline PLC — SP ADR	93,138	4,306,701
Old Mutual PLC	2,522,883	6,923,303
Ophir Energy PLC**	566,744	5,564,301
Tullow Oil PLC	306,757	6,786,333

		23,580,638

Netherlands — 2.0%
LyondellBasell Industries NV	334,527	17,281,665
Turkey — 1.9%
Koza Altin Isletmeleri AS	231,585	4,973,811
Tofas Turk Otomobil Fabrikasi AS	754,012	3,809,392
Turkiye Garanti Bankasi AS	2,022,264	8,438,993

		17,222,196

Poland — 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	585,187	6,502,788
Italy — 0.5%
Prada SpA	635,476	4,745,141

Total EUROPE		119,170,873

NORTH AMERICA — 7.9%
Mexico — 6.7%
Cemex SAB de CV**	13,975,900	11,628,713
Fibra Uno Administracion SA de CV — REIT	3,492,809	7,909,988
Fomento Economico Mexicano SAB de CV — SP ADR	103,886	9,555,434
Grupo Financiero Banorte SAB de CV — O	2,444,678	13,817,105
Kimberly-Clark de Mexico SAB de CV — A	3,354,458	8,011,035
Mexichem SAB de CV	1,718,391	8,195,624

		59,117,899

United States — 1.2%
Southern Copper Corp.	308,100	10,586,316

Total NORTH AMERICA		69,704,215

AFRICA — 4.3%
South Africa — 2.8%
FirstRand, Ltd.	1,965,376	6,585,887
Life Healthcare Group Holdings, Ltd.	2,410,033	9,193,626

	Number of Shares	Market Value (Note A)

Mr. Price Group, Ltd.	603,294	$9,132,406

		24,911,919

Nigeria — 1.5%
Zenith Bank PLC	127,443,828	13,214,595

Total AFRICA		38,126,514

MIDDLE EAST — 3.8%
Israel — 1.7%
Israel Chemicals, Ltd.	1,215,434	14,735,353
United Arab Emirates — 1.5%
Emaar Properties PJSC	14,108,712	13,367,361
Qatar — 0.6%
Industries Qatar QSC	136,191	5,240,345

Total MIDDLE EAST		33,343,059

Total EQUITY SECURITIES (Cost $753,321,998)		852,291,188

EQUITY CERTIFICATES — 0.5%
MIDDLE EAST — 0.5%
Saudi Arabia — 0.5%
Etihad Etisalat Co.†	230,400	4,162,449

Total MIDDLE EAST		4,162,449

Total EQUITY CERTIFICATES (Cost $4,271,075)		4,162,449

TOTAL INVESTMENTS (COST $757,593,073)	96.6%	$856,453,637
Other Assets In Excess Of Liabilities	3.4%	30,223,873

Net Assets	100.0%	$886,677,510

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$769,615,532

Gross Appreciation	$102,629,117
Gross Depreciation	(15,791,012)

Net Appreciation	$86,838,105

**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2012, the value of these restricted securities amounted to $4,162,449 or 0.5% of net assets.

Additional information on each restricted security is as follows:

Security	Acquisition Date	Acquisition Cost

Etihad Etisalat Co.	08/27/12	$4,271,075

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 87.1%

FAR EAST — 47.2%
Indonesia — 7.7%
PT Ace Hardware Indonesia Tbk	1,599,500	$1,027,892
PT AKR Corporindo Tbk	1,388,500	616,627
PT Jasa Marga Persero Tbk	798,000	487,806
PT Mitra Adiperkasa Tbk	425,000	284,222
PT Surya Esa Perkasa Tbk**	2,067,500	556,302
PT Surya Semesta Internusa Tbk	2,241,960	309,236
PT Tower Bersama Infrastructure Tbk**	2,545,000	1,183,412

		4,465,497

South Korea — 6.6%
Cosmax, Inc.	27,530	1,011,855
Hyundai Wia Corp.	4,244	715,973
Kolao Holdings	132,270	2,058,862

		3,786,690

Thailand — 6.5%
Home Products Center PCL — NVDR	1,703,400	724,969
Land & Houses PCL — NVDR	4,018,400	1,188,026
Malee Sampran Factory PCL — NVDR**	195,600	552,865
Siam Makro PCL — NVDR	56,963	734,708
Supalai PCL — NVDR	897,300	571,380

		3,771,948

Malaysia — 5.8%
Guinness Anchor BHD	164,400	820,790
Oldtown BHD	2,403,000	1,509,491
Padini Holdings BHD	1,477,600	1,015,200

		3,345,481

Philippines — 4.9%
Ayala Land, Inc.	488,500	279,293
Megaworld Corp.	5,324,000	284,610
Metro Pacific Investments Corp.	5,913,000	593,922
Security Bank Corp.	157,874	620,672
Universal Robina Corp.	270,620	451,520
Vista Land & Lifescapes, Inc.	4,966,000	569,039

		2,799,056

Singapore — 4.5%
First REIT	1,387,000	1,186,726
Parkson Retail Asia, Ltd.**	563,000	665,213
Yoma Strategic Holdings, Ltd.	1,794,000	723,623

		2,575,562

Cambodia — 4.3%
NagaCorp, Ltd.	4,416,097	2,477,418
Taiwan — 4.2%
CTCI Corp.	278,000	635,407
Hiwin Technologies Corp.	45,150	331,153
Largan Precision Co., Ltd.	25,000	517,680
Shin Zu Shing Co., Ltd.	151,000	546,028

	Number of Shares	Market Value (Note A)

Zhen Ding Technology Holding, Ltd.	123,000	$386,453

		2,416,721

China — 2.2%
Guangzhou R&F Properties Co., Ltd. — H	245,600	282,847
Hilong Holding, Ltd.	2,035,000	472,398
Ju Teng International Holdings, Ltd.	1,230,000	513,951

		1,269,196

Australia — 0.5%
Orocobre, Ltd.**	127,775	292,916

Total FAR EAST		27,200,485

SOUTH AMERICA — 13.6%
Brazil — 13.6%
Arezzo Industria e Comercio SA	40,500	730,388
BR Properties SA	183,673	2,387,364
Iguatemi Empresa de Shopping Centers SA	45,600	1,167,864
Kroton Educacional SA**	57,000	978,750
Marcopolo SA — Pref.	48,000	277,736
Mills Estruturas e Servicos de Engenharia SA	58,300	836,288
OdontoPrev SA	92,100	513,370
Qualicorp SA**	99,946	961,375

		7,853,135

Total SOUTH AMERICA		7,853,135

EUROPE — 8.9%
United Kingdom — 3.8%
Bank of Georgia Holdings PLC	43,849	900,672
Ophir Energy PLC**	129,063	1,267,142

		2,167,814

Turkey — 2.3%
Koza Altin Isletmeleri AS	28,180	605,229
Tofas Turk Otomobil Fabrikasi AS	140,882	711,759

		1,316,988

Kazakhstan — 1.4%
Halyk Savings Bank of Kazakhstan — GDR**	117,454	822,178
Russia — 1.4%
Globaltrans Investment PLC — SP GDR	38,916	808,675

Total EUROPE		5,115,655

AFRICA — 8.7%
Nigeria — 6.2%
Guaranty Trust Bank PLC	9,461,147	1,152,551
Guinness Nigeria PLC	391,571	647,637
Unilever Nigeria PLC	2,433,095	651,766
Zenith Bank PLC	10,989,172	1,139,463

		3,591,417

South Africa — 2.5%
Life Healthcare Group Holdings, Ltd.	188,878	720,519

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

The Spar Group, Ltd.	47,421	$729,291

		1,449,810

Total AFRICA		5,041,227

NORTH AMERICA — 4.4%
Mexico — 4.4%
Alsea SAB de CV**	470,700	732,100
Banregio Grupo Financiero SAB de CV	245,143	924,446
Fibra Uno Administracion SA de CV — REIT	387,600	877,778

		2,534,324

Total NORTH AMERICA		2,534,324

MIDDLE EAST — 4.3%
Pakistan — 2.7%
Engro Foods, Ltd.**	909,797	671,644
Fatima Fertilizer Co., Ltd.	1,685,817	429,295
Pakistan Oilfields, Ltd.	101,176	462,141

		1,563,080

Egypt — 1.6%
Commercial International Bank Egypt SAE	50,015	288,273
Juhayna Food Industries	633,550	597,517

		885,790

Total MIDDLE EAST		2,448,870

Total EQUITY SECURITIES (Cost $40,892,105)		50,193,696

EQUITY CERTIFICATES — 7.4%

FAR EAST — 6.5%
India — 6.5%
Bata India, Ltd.†	26,405	489,252
Colgate-Palmolive, Ltd.†	37,335	854,362
Cummins India, Ltd.†	30,782	294,864
Hexaware Technologies, Ltd.†	188,469	435,217
Page Industries, Ltd.†	8,242	496,856
Tech Mahindra, Ltd.†	17,269	318,254
Yes Bank, Ltd.†	118,529	858,546

		3,747,351

Total FAR EAST		3,747,351

MIDDLE EAST — 0.9%
Saudi Arabia — 0.9%
Herfy Food Services Co.†	20,464	551,149

Total MIDDLE EAST		551,149

Total EQUITY CERTIFICATES (Cost $3,991,732)		4,298,500

EXCHANGE-TRADED FUNDS — 1.9%

NORTH AMERICA — 1.9%
United States — 1.9%
Market Vectors Junior Gold Miners	44,580	1,102,018

Total NORTH AMERICA		1,102,018

Total EXCHANGE-TRADED FUNDS (Cost $947,292)		1,102,018

PURCHASED CALL OPTIONS* — 0.5%

iShares FTSE China 25 Index Fund, Exercise Price: $36.00, Expiration Date October, 2012**	5,000	90,000

	Number of Shares	Market Value (Note A)

PowerShares DB US Dollar Index Bullish Fund, Exercise Price: $22.00, Expiration Date December, 2012**	7,009	$189,243

Total PURCHASED CALL OPTIONS (Cost $281,098)		279,243

PURCHASED PUT OPTIONS* — 0.6%

United States Oil Fund, Exercise Price: $34.00, Expiration Date October, 2012**	2,000	176,000
Materials Select Sector SPDR, Exercise Price: $36.00, Expiration Date October, 2012**	2,459	86,065
iShares MSCI Emerging Markets Index Fund, Exercise Price: $40.00, Expiration Date November, 2012**	1,000	82,000

Total PURCHASED PUT OPTIONS (Cost $332,621)		344,065

TOTAL INVESTMENTS (COST $46,444,848)	97.5%	$56,217,522
Other Assets In Excess Of Liabilities	2.5%	1,439,345

Net Assets	100.0%	$57,656,867

WRITTEN PUT OPTIONS* — (0.1%)

Materials Select Sector SPDR, Exercise Price: $34.00, Expiration Date October, 2012**	(2,459)	$(22,131)
iShares MSCI Emerging Markets Index Fund, Exercise Price: $38.00, Expiration Date November, 2012**	(1,000)	(38,000)

Total WRITTEN PUT OPTIONS (Premiums received $56,499)		$(60,131)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$46,751,711

Gross Appreciation	$10,074,052
Gross Depreciation	(608,241)

Net Appreciation	$9,465,811

*	The primary risk exposure is the price movement of underlying equity indices.
**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2012, the value of these restricted securities amounted to $4,298,500 or 7.4% of net assets.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

Additional information on each restricted security is as follows:

Security	Acquisition Date	Acquisition Cost

Bata India, Ltd.	04/03/12	$429,713
Colgate-Palmolive, Ltd.	08/16/12	$805,274
Cummins India, Ltd.	09/28/12	$296,329
Herfy Food Services Co.	09/11/12	$552,945
Hexaware Technologies, Ltd.	02/06/12	$399,003
Page Industries, Ltd.	04/27/12	$480,548
Tech Mahindra, Ltd.	09/12/12	$282,269
Yes Bank, Ltd.	08/22/11	$745,651

GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 99.3%

EUROPE — 51.6%
United Kingdom — 26.0%
ASOS PLC**	225,170	$7,988,416
Aveva Group PLC	157,596	5,005,756
Babcock International Group PLC	234,163	3,505,243
Barratt Developments PLC**	888,314	2,431,399
Booker Group PLC	1,540,819	2,322,662
Croda International PLC	86,840	3,400,569
Domino’s Pizza UK & IRL PLC	770,514	6,606,861
Fenner PLC	307,462	1,916,456
Filtrona PLC	241,329	2,006,951
Great Portland Estates PLC — REIT	509,259	3,707,994
Melrose PLC	641,445	2,508,728
Provident Financial PLC	122,716	2,720,770
Rightmove PLC	90,376	2,288,333
Rotork PLC	87,604	3,201,316
RPC Group PLC	338,464	2,328,864
Spectris PLC	118,226	3,293,231
Telecity Group PLC	330,616	4,780,899

		60,014,448

Germany — 11.2%
Deutsche Wohnen AG	205,645	3,612,490
ElringKlinger AG	38,697	1,023,891
Gerresheimer AG	132,124	6,905,193
Gerry Weber International AG	105,944	4,378,369
GSW Immobilien AG	92,007	3,412,221
MTU Aero Engines Holding AG	44,727	3,572,160
Wirecard AG	127,501	2,927,912

		25,832,236

Norway — 3.1%
Opera Software ASA	396,556	2,540,384
Petroleum Geo-Services ASA	277,999	4,595,386

		7,135,770

Sweden — 2.8%
Axis Communications AB	190,624	4,730,196
Elekta AB — B	131,096	1,731,302

		6,461,498

Spain — 2.1%
Viscofan SA	107,839	4,936,165
Italy — 1.5%
Davide Campari-Milano SpA	427,563	3,362,571
Denmark — 1.0%
Christian Hansen Holding AS	77,005	2,320,171
Finland — 1.0%
Konecranes OYJ	79,164	2,295,022
Switzerland — 1.0%
Dufry AG**	19,066	2,284,676
France — 1.0%
Ingenico SA	43,210	2,221,080
Russia — 0.9%
Globaltrans Investment PLC — SP GDR	99,906	2,076,047

	Number of Shares	Market Value (Note A)

Total EUROPE		$118,939,684

FAR EAST — 30.5%
Japan — 16.6%
Aeon Credit Service Co., Ltd.	114,499	2,464,868
Ain Pharmaciez, Inc.	34,048	2,430,130
Anritsu Corp.	185,423	2,404,511
Aoyama Trading Co., Ltd.	106,200	2,030,374
H2O Retailing Corp.	297,000	3,394,721
M3, Inc.	1,251	2,377,285
Miraca Holdings, Inc.	75,697	3,399,769
Ryohin Keikaku Co., Ltd.	27,200	1,718,298
Sawai Pharmaceutical Co., Ltd.	44,430	5,163,763
Ship Healthcare Holdings, Inc.	157,293	5,022,734
Sugi Holdings Co., Ltd.	98,088	3,445,146
The Yokohama Rubber Co., Ltd.	315,000	2,324,962
United Arrows, Ltd.	81,356	2,174,636

		38,351,197

Thailand — 3.8%
Home Products Center Public Co., Ltd. — NVDR	5,381,300	2,290,287
Land & Houses Public Co., Ltd. — NVDR	9,929,000	2,935,474
Siam Makro Public Co., Ltd. — NVDR	268,400	3,461,819

		8,687,580

Philippines — 3.3%
Megaworld Corp.	41,425,000	2,214,497
Puregold Price Club, Inc.	3,370,985	2,400,054
Security Bank Corp.	794,100	3,121,956

		7,736,507

China — 2.7%
China Overseas Grand Oceans Group, Ltd.	2,316,063	2,293,945
Techtronic Industries Co.	1,499,000	2,733,521
Vinda International Holdings, Ltd.	849,865	1,170,557

		6,198,023

South Korea — 2.0%
Hyundai Wia Corp.	14,696	2,479,250
Nexen Tire Corp.	119,720	2,100,493

		4,579,743

Indonesia — 1.1%
PT Kalbe Farma Tbk	5,022,123	2,466,455
Australia — 1.0%
carsales.com, Ltd.	295,175	2,372,936

Total FAR EAST		70,392,441

SOUTH AMERICA — 9.3%
Brazil — 9.3%
Arezzo Industria e Comercio SA	202,550	3,652,844
BR Properties SA	195,693	2,543,599
Brazil Pharma SA	288,647	1,739,927
Iguatemi Empresa de Shopping Centers SA	96,500	2,471,466
Localiza Rent a Car SA	129,456	2,242,691
Mills Estruturas e Servicos de Engenharia SA	156,405	2,243,560
OdontoPrev SA	426,300	2,376,219

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Qualicorp SA**	181,800	$1,748,724
Totvs SA	114,100	2,363,329

		21,382,359

Total SOUTH AMERICA		21,382,359

NORTH AMERICA — 4.7%
Bermuda — 3.2%
Catlin Group, Ltd.	362,121	2,781,679
Lancashire Holdings, Ltd.	358,239	4,763,833

		7,545,512

Canada — 1.5%
Primaris Retail — REIT	138,423	3,432,767

Total NORTH AMERICA		10,978,279

AFRICA — 2.2%
South Africa — 2.2%
Life Healthcare Group Holdings, Ltd.	448,600	1,711,288
The Spar Group, Ltd.	215,731	3,317,742

		5,029,030

Total AFRICA		5,029,030

CENTRAL AMERICA — 1.0%
Panama — 1.0%
Copa Holdings SA — A	28,452	2,312,294

Total CENTRAL AMERICA		2,312,294

Total EQUITY SECURITIES (Cost $199,568,328)		229,034,087

TOTAL INVESTMENTS (COST $199,568,328)	99.3%	$229,034,087
Other Assets In Excess Of Liabilities	0.7%	1,611,831

Net Assets	100.0%	$230,645,918

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$203,807,059

Gross Appreciation	$29,831,874
Gross Depreciation	(4,604,846)

Net Appreciation	$25,227,028

**	Non-income producing security

NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to the Schedule of Investments.

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 95.4%

NORTH AMERICA — 64.5%
United States — 61.8%
Alexion Pharmaceuticals, Inc.**	3,299	$377,406
Allergan, Inc.	5,490	502,774
Altera Corp.	7,026	238,779
Amazon.com, Inc.**	1,568	398,774
Apple Inc.	3,183	2,123,889
Ariad Pharmaceuticals, Inc.**	6,343	153,659
Beam, Inc.	8,400	483,336
Bed Bath & Beyond, Inc.**	5,494	346,122
Biogen Idec, Inc.**	970	144,753
BioMarin Pharmaceutical, Inc.**	7,701	310,119
Bristol-Myers Squibb Co.	16,939	571,691
Cameron International Corp.**	6,684	374,772
Carpenter Technology Corp.	6,897	360,851
Catamaran Corp.**	4,551	445,861
Cerner Corp.**	4,380	339,056
Chart Industries, Inc.**	3,619	267,263
Chipotle Mexican Grill, Inc.**	827	262,606
Concho Resources, Inc.**	3,730	353,418
Cornerstone OnDemand, Inc.**	6,650	203,889
Costco Wholesale Corp.	5,434	544,079
Cummins, Inc.	3,290	303,371
Deckers Outdoor Corp.**	3,422	125,382
DSW, Inc. — A	6,693	446,557
Edwards Lifesciences Corp.**	3,658	392,759
Equinix, Inc.**	2,949	607,641
F5 Networks, Inc.**	2,147	224,791
Facebook, Inc. — A**	8,265	178,937
Family Dollar Stores, Inc.	5,630	373,269
Freeport-McMoRan Copper & Gold, Inc.	10,428	412,740
Gilead Sciences, Inc.**	3,470	230,165
GNC Holdings, Inc. — A	11,333	441,647
Google, Inc. — A**	395	298,028
Halliburton Co.	11,233	378,440
Helmerich & Payne, Inc.	4,920	234,241
Intuitive Surgical, Inc.**	655	324,638
IPG Photonics Corp.**	2,010	115,173
Joy Global, Inc.	7,690	431,101
MasterCard, Inc. — A	824	372,020
McDonald’s Corp.	3,737	342,870
Mead Johnson Nutrition Co.	4,880	357,606
Medivation, Inc.**	3,580	201,769
Monster Beverage Corp.**	9,495	514,249
Perrigo Co.	3,339	387,892
Pioneer Natural Resources Co.	3,551	370,724
Polaris Industries, Inc.	2,270	183,575
Precision Castparts Corp.	1,388	226,716
priceline.com, Inc.**	684	423,211
Qualcomm, Inc.	8,597	537,227
Rackspace Hosting, Inc.**	3,977	262,840
Riverbed Technology, Inc.**	11,818	275,005

	Number of Shares	Market Value (Note A)

Salesforce.com, Inc.**	3,339	$509,832
SolarWinds, Inc.**	3,150	175,581
Spirit Aerosystems Holdings, Inc. — A**	11,001	244,332
Starbucks Corp.	7,463	378,747
Synageva BioPharma Corp.**	3,600	192,348
The Coca-Cola Co.	12,554	476,173
Tidewater, Inc.	8,629	418,765
Ulta Salon Cosmetics & Fragrance, Inc.	3,757	361,818
Under Armour, Inc. — A**	3,252	181,559
United Rentals, Inc.**	9,098	297,596
Vertex Pharmaceuticals, Inc.**	4,240	237,228
Whole Foods Market, Inc.	4,738	461,481

		22,713,141

Mexico — 1.8%
Fresnillo PLC	12,724	380,732
Wal-Mart de Mexico SAB de CV — V	94,060	264,896

		645,628

Canada — 0.9%
New Gold, Inc.**	28,523	349,611

Total NORTH AMERICA		23,708,380

EUROPE — 18.5%
United Kingdom — 5.7%
Aggreko PLC	10,089	376,829
ARM Holdings PLC	45,327	420,867
Diageo PLC	13,994	393,085
Rio Tinto PLC — SP ADR	7,540	352,570
Telecity Group PLC	13,290	192,181
The Weir Group PLC	12,610	360,012

		2,095,544

France — 4.6%
Edenred	9,170	257,655
Remy Cointreau SA	2,284	262,687
Safran SA	10,260	368,971
Sodexo	4,519	340,240
Technip SA	4,214	468,469

		1,698,022

Norway — 1.4%
Telenor ASA	25,897	504,930
Denmark — 1.4%
Novo Nordisk AS — B	3,136	495,414
Netherlands — 1.1%
ASML Holding NV	1,960	104,753
Sensata Technologies Holding NV**	10,600	315,562

		420,315

Russia — 1.0%
Sberbank RF — SP ADR	30,923	362,727
Sweden — 0.8%
Sandvik AB	22,038	299,094
Germany — 0.8%
Bayerische Motoren Werke AG	3,814	278,926
Finland — 0.7%
Nokian Renkaat OYJ	6,450	262,333
Portugal — 0.6%
Jeronimo Martins SGPS SA	13,359	222,913

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Switzerland — 0.4%
Temenos Group AG**	9,888	$147,715

Total EUROPE		6,787,933

FAR EAST — 9.4%
China — 4.4%
Baidu, Inc. — SP ADR**	5,735	669,963
Michael Kors Holdings, Ltd.**	1,098	58,392
Sands China, Ltd.	106,159	396,348
Want Want China Holdings, Ltd.	391,153	498,901

		1,623,604

Japan — 2.8%
FANUC Corp.	2,073	334,166
Honda Motor Co., Ltd.	7,508	230,608
Komatsu, Ltd.	12,350	243,234
Nabtesco Corp.	11,683	214,528

		1,022,536

Australia — 1.4%
Iluka Resources, Ltd.	26,558	273,558
QR National, Ltd.	71,560	253,122

		526,680

South Korea — 0.8%
Samsung Electronics Co., Ltd.	225	272,488

Total FAR EAST		3,445,308

SOUTH AMERICA — 2.0%
Brazil — 1.3%
CETIP SA	28,730	375,981
OGX Petroleo e Gas Participacoes SA**	40,709	124,301

		500,282

Argentina — 0.7%
MercadoLibre, Inc.	3,100	255,905

Total SOUTH AMERICA		756,187

MIDDLE EAST — 1.0%
Israel — 1.0%
Teva Pharmaceutical Industries, Ltd. — SP ADR	8,890	368,135

Total MIDDLE EAST		368,135

Total EQUITY SECURITIES (Cost $29,618,723)		35,065,943

TOTAL INVESTMENTS (COST $29,618,723)	95.4%	$35,065,943
Other Assets In Excess Of Liabilities	4.6%	1,687,830

Net Assets	100.0%	$36,753,773

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$30,214,061

Gross Appreciation	$6,456,846
Gross Depreciation	(1,604,964)

Net Appreciation	$4,851,882

**	Non-income producing security

SP ADR — Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 93.9%

CONSUMER DISCRETIONARY — 24.2%
Specialty Retail — 9.0%
Bed Bath & Beyond, Inc.**	5,984	$376,992
DSW, Inc. — A	5,916	394,716
GNC Holdings, Inc. — A	11,893	463,470
O’Reilly Automotive, Inc.**	3,257	272,350
Ross Stores, Inc.	6,094	393,672
Ulta Salon Cosmetics & Fragrance, Inc.	3,641	350,647

		2,251,847

Textiles, Apparel & Luxury Goods — 5.1%
Deckers Outdoor Corp.**	2,025	74,196
Lululemon Athletica, Inc.**	3,388	250,509
Michael Kors Holdings, Ltd.**	13,208	702,401
Under Armour, Inc. — A**	4,579	255,646

		1,282,752

Leisure Equipment & Products — 3.5%
Mattel, Inc.	10,968	389,145
Polaris Industries, Inc.	6,027	487,403

		876,548

Hotels, Restaurants & Leisure — 2.7%
Bloomin’ Brands, Inc.**	22,829	375,537
Chipotle Mexican Grill, Inc.**	894	283,881

		659,418

Multiline Retail — 2.1%
Family Dollar Stores, Inc.	8,030	532,389
Distributors — 1.8%
LKQ Corp.**	24,122	446,257

Total CONSUMER DISCRETIONARY		6,049,211

HEALTH CARE — 18.6%
Biotechnology — 8.7%
Alexion Pharmaceuticals, Inc.**	4,403	503,703
Ariad Pharmaceuticals, Inc.**	8,833	213,979
BioMarin Pharmaceutical, Inc.**	5,605	225,713
Cubist Pharmaceuticals, Inc.**	7,589	361,844
Medivation, Inc.**	5,520	311,107
Onyx Pharmaceuticals, Inc.**	1,620	136,890
Synageva BioPharma Corp.**	3,531	188,661
Vertex Pharmaceuticals, Inc.**	4,189	234,375

		2,176,272

Pharmaceuticals — 3.5%
Elan Corp. PLC — SP ADR**	17,531	187,932
Jazz Pharmaceuticals PLC**	7,469	425,808
Perrigo Co.	2,393	277,995

		891,735

Health Care Equipment & Supplies — 3.2%
Edwards Lifesciences Corp.**	3,948	423,897

	Number of Shares	Market Value (Note A)

Intuitive Surgical, Inc.**	759	$376,183

		800,080

Health Care Providers & Services — 2.2%
Catamaran Corp.**	5,577	546,378
Health Care Technology — 1.0%
Cerner Corp.**	3,204	248,022

Total HEALTH CARE		4,662,487

INFORMATION TECHNOLOGY — 15.9%
Internet Software & Services — 7.5%
Bankrate, Inc.**	23,385	364,338
Cornerstone OnDemand, Inc.**	4,331	132,788
Equinix, Inc.**	2,782	573,231
MercadoLibre, Inc.	4,785	395,002
Rackspace Hosting, Inc.**	3,501	231,381
SINA Corp.**	2,665	172,372

		1,869,112

Communications Equipment — 3.1%
F5 Networks, Inc.**	2,812	294,416
Palo Alto Networks, Inc.**	2,516	154,910
Riverbed Technology, Inc.**	14,413	335,391

		784,717

Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	6,528	221,854
ARM Holdings PLC — SP ADR	13,599	380,500

		602,354

Software — 2.3%
Salesforce.com, Inc.**	2,759	421,272
SolarWinds, Inc.**	2,843	158,469

		579,741

Electronic Equipment, Instruments & Components —0.6%
IPG Photonics Corp.**	2,540	145,542

Total INFORMATION TECHNOLOGY		3,981,466

CONSUMER STAPLES — 11.1%
Beverages — 5.4%
Beam, Inc.	9,947	572,350
Brown-Forman Corp. — B	6,352	414,468
Monster Beverage Corp.**	6,641	359,677

		1,346,495

Food & Staples Retailing — 2.8%
Pricesmart, Inc.	4,946	374,511
Whole Foods Market, Inc.	3,419	333,011

		707,522

Food Products — 1.9%
The Hershey Co.	6,513	461,707
Household Products — 1.0%
Church & Dwight Co., Inc.	4,841	261,366

Total CONSUMER STAPLES		2,777,090

INDUSTRIALS — 10.9%
Aerospace & Defense — 3.6%
Spirit Aerosystems Holdings, Inc. — A**	13,290	295,171
Triumph Group, Inc.	9,443	590,471

		885,642

Machinery — 1.9%
Chart Industries, Inc.**	2,464	181,966

Driehaus Mid Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Joy Global, Inc.	5,311	$297,735

		479,701

Road & Rail — 1.7%
Genesee & Wyoming, Inc. — A**	6,267	419,012
Trading Companies & Distributors — 1.7%
MRC Global, Inc.**	16,955	416,923
Electrical Equipment — 1.3%
Sensata Technologies Holding NV**	11,115	330,894
Marine — 0.7%
Kirby Corp.**	3,343	184,801

Total INDUSTRIALS		2,716,973

ENERGY — 4.8%
Oil, Gas & Consumable Fuels — 2.4%
Concho Resources, Inc.**	3,104	294,104
Pioneer Natural Resources Co.	3,022	315,497

		609,601

Energy Equipment & Services — 2.4%
Cameron International Corp.**	4,609	258,426
Gulfmark Offshore, Inc. — A**	9,942	328,484

		586,910

Total ENERGY		1,196,511

MATERIALS — 4.3%
Metals & Mining — 3.1%
Carpenter Technology Corp.	6,362	332,859
Royal Gold, Inc.	4,442	443,578

		776,437

Chemicals — 1.2%
CF Industries Holdings, Inc.	1,323	294,024

Total MATERIALS		1,070,461

FINANCIALS — 3.0%
Real Estate Investment Trusts — 3.0%
American Capital Agency Corp.	10,186	352,333
Boston Properties, Inc.	3,723	411,801

		764,134

Total FINANCIALS		764,134

TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
Crown Castle International Corp.**	4,220	270,502

Total TELECOMMUNICATION SERVICES		270,502

Total EQUITY SECURITIES (Cost $19,077,988)		23,488,835

TOTAL INVESTMENTS (COST $19,077,988)	93.9%	$23,488,835
Other Assets In Excess Of Liabilities	6.1%	1,534,179

Net Assets	100.0%	$25,023,014

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis:	$19,194,258

Gross Appreciation	$4,812,171
Gross Depreciation	(517,594)

Net Appreciation	$4,294,577

**	Non-income producing security

SP ADR	—	Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 99.1%

INFORMATION TECHNOLOGY — 26.6%
Computers & Peripherals — 10.7%
Apple Inc.	3,360	$2,241,994
Internet Software & Services — 5.0%
Baidu, Inc. — SP ADR**	2,838	331,535
Equinix, Inc.**	2,041	420,548
Facebook, Inc. — A**	5,922	128,211
Rackspace Hosting, Inc.**	2,433	160,797

		1,041,091

Communications Equipment — 4.7%
F5 Networks, Inc.**	1,501	157,155
Qualcomm, Inc.	9,741	608,715
Riverbed Technology, Inc.**	9,996	232,607

		998,477

Software — 2.5%
Salesforce.com, Inc.**	2,754	420,508
SolarWinds, Inc.**	1,987	110,755

		531,263

IT Services — 1.8%
Accenture PLC — A	3,101	217,163
Visa, Inc. — A	1,195	160,465

		377,628

Semiconductors & Semiconductor Equipment — 1.4%
ARM Holdings PLC — SP ADR	8,323	232,878
ASML Holding NV	1,070	57,438

		290,316

Electronic Equipment, Instruments & Components — 0.5%
IPG Photonics Corp.**	1,727	98,957

Total INFORMATION TECHNOLOGY		5,579,726

HEALTH CARE — 21.0%
Pharmaceuticals — 7.4%
Allergan, Inc.	3,870	354,415
Bristol-Myers Squibb Co.	11,875	400,781
Perrigo Co.	1,302	151,253
Pfizer, Inc.	14,198	352,820
Shire PLC — ADR	3,187	282,687

		1,541,956

Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc.**	3,430	392,392
Biogen Idec, Inc.**	1,576	235,186
BioMarin Pharmaceutical, Inc.**	4,185	168,530
Gilead Sciences, Inc.**	2,364	156,804
Medivation, Inc.**	3,644	205,376
Vertex Pharmaceuticals, Inc.**	2,945	164,773

		1,323,061

Health Care Equipment & Supplies — 3.5%
Covidien PLC	2,942	174,814
Edwards Lifesciences Corp.**	2,777	298,167
Intuitive Surgical, Inc.**	547	271,110

		744,091

Health Care Providers & Services — 2.8%
Catamaran Corp**	3,936	385,610

	Number of Shares	Market Value (Note A)

Express Scripts Holding Co**	3,219	$201,735

		587,345

Health Care Technology — 1.0%
Cerner Corp.**	2,720	210,555

Total HEALTH CARE		4,407,008

CONSUMER DISCRETIONARY — 18.5%
Specialty Retail — 6.0%
Bed Bath & Beyond, Inc.**	4,727	297,801
DSW, Inc. — A	4,385	292,567
GNC Holdings, Inc. — A	6,045	235,574
Ross Stores, Inc.	4,155	268,413
Ulta Salon Cosmetics & Fragrance, Inc.	1,681	161,889

		1,256,244

Hotels, Restaurants & Leisure — 4.8%
McDonald’s Corp.	6,378	585,182
Starbucks Corp.	8,184	415,338

		1,000,520

Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc.**	1,706	126,142
Michael Kors Holdings, Ltd.**	7,151	380,290
NIKE, Inc. — B	1,628	154,513

		660,945

Multiline Retail — 3.0%
Family Dollar Stores, Inc.	6,391	423,723
Macy’s, Inc.	5,371	202,057

		625,780

Internet & Catalog Retail — 1.6%
priceline.com, Inc.**	542	335,352

Total CONSUMER DISCRETIONARY		3,878,841

CONSUMER STAPLES — 12.2%
Food & Staples Retailing — 4.6%
Costco Wholesale Corp.	5,686	569,311
Wal-Mart Stores, Inc.	1,659	122,434
Whole Foods Market, Inc.	2,823	274,960

		966,705

Beverages — 4.1%
Beam, Inc.	5,993	344,837
Brown-Forman Corp. — B	4,775	311,569
Monster Beverage Corp.**	3,625	196,330

		852,736

Food Products — 2.6%
Kraft Foods, Inc. — A	5,281	218,369
The Hershey Co.	4,683	331,978

		550,347

Household Products — 0.9%
Church & Dwight Co., Inc.	3,472	187,453

Total CONSUMER STAPLES		2,557,241

ENERGY — 6.5%
Oil, Gas & Consumable Fuels — 3.5%
Concho Resources, Inc.**	2,486	235,549
Kinder Morgan, Inc.	9,320	331,046

Driehaus Large Cap Growth Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Pioneer Natural Resources Co.	1,680	$175,392

		741,987

Energy Equipment & Services — 3.0%
Cameron International Corp.**	2,648	148,473
Halliburton Co.	6,074	204,633
Tidewater, Inc.	5,615	272,496

		625,602

Total ENERGY		1,367,589

INDUSTRIALS — 6.1%
Aerospace & Defense — 3.2%
Precision Castparts Corp.	1,836	299,892
Triumph Group, Inc.	6,044	377,931

		677,823

Machinery — 1.6%
Cummins, Inc.	1,054	97,189
Joy Global, Inc.	4,131	231,584

		328,773

Road & Rail — 1.3%
CSX Corp.	12,768	264,936

Total INDUSTRIALS		1,271,532

MATERIALS — 4.4%
Metals & Mining — 2.9%
Carpenter Technology Corp.	4,170	218,175
Rio Tinto PLC — SP ADR	1,998	93,426
Royal Gold, Inc.	2,911	290,692

		602,293

Chemicals — 1.5%
Praxair, Inc.	2,945	305,927

Total MATERIALS		908,220

FINANCIALS — 3.8%
Real Estate Investment Trusts — 3.8%
American Capital Agency Corp.	5,465	189,034
American Tower Corp.	4,312	307,834
Boston Properties, Inc.	2,681	296,545

		793,413

Total FINANCIALS		793,413

Total EQUITY SECURITIES (Cost $16,406,402)		20,763,570

TOTAL INVESTMENTS (COST $16,406,402)	99.1%	$20,763,570
Other Assets In Excess Of Liabilities	0.9%	189,737

Net Assets	100.0%	$20,953,307

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$16,544,894

Gross Appreciation	$4,718,671
Gross Depreciation	(499,995)

Net Appreciation	$4,218,676

**	Non-income producing security

ADR	—	American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt

    See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2012 is as follows:

Fund	Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$205,638,998	$205,638,998	$—	$—

Driehaus Emerging Markets Growth Fund
Investments in Securities*	$856,453,637	$856,453,637	$—	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities*	$50,193,696	$50,193,696	$—	$—
Equity Certificates*	4,298,500	4,298,500	—	—
Exchange-Traded Funds	1,102,018	1,102,018	—	—
Purchased Call Options by Risk Category:
Equity Contracts	279,243	279,243	—	—
Purchased Put Options by Risk Category:
Equity Contracts	344,065	344,065	—	—

Total Investments	$56,217,522	$56,217,522	$—	$—

Liabilities:
Written Put Options by Risk Category:
Equity Contracts	$(60,131)	$(60,131)	$—	$—

Total Liabilities	$(60,131)	$(60,131)	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$229,034,087	$229,034,087	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$35,065,943	$35,065,943	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$23,488,835	$23,488,835	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$20,763,570	$20,763,570	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period January 1, 2012 through September 30, 2012, securities with end of period values of $1,872,063, $47,832,905, $2,363,340 and $2,100,493 held by Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Small Cap Growth Fund, respectively, were transferred from Level 2 to Level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2012 through September 30, 2012, the average volume of purchased and written options for the Driehaus Emerging Markets Small Cap Growth Fund is $456,772 and $146,184, respectively.

The premiums received and the number of option contracts written during the period January 1, 2012 through September 30, 2012, were as follows:

	Number of Contracts	Premium Amount
Driehaus Emerging Markets Small Cap Growth Fund
Options outstanding at December 31, 2011	4,583	$204,989
Options written	74,709	2,416,651
Options closed	(63,333)	(2,333,455)
Options expired	(12,500)	(231,686)

Options outstanding as of September 30, 2012	3,459	$56,499

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2012, the Funds had outstanding options as listed on the Schedule of Investments.

C. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value of the Driehaus Emerging Market Small Cap Growth Fund’s derivative contracts by primary risk exposure as of September 30, 2012:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair Value
Equity contracts*	Investments, at market value	$623,308	Outstanding options written, at value	$60,131

*	Includes cumulative appreciation/depreciation of options contracts shown in the Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 2.49%
Bear Stearns Asset Backed Securities Trust 0.28%, 2/25/28[2]	$570,811	$564,849
Citigroup Mortgage Loan Trust, Inc. 0.29%, 1/25/37[2]	394,576	199,615
Countrywide Asset-Backed Certificates 0.70%, 4/25/34[2]	122,988	116,783
Fannie Mae REMICS 0.87%, 9/25/23[2]	13,510,367	13,673,559
Fannie Mae REMICS 0.54%, 6/25/36[2]	13,694,129	13,728,488
Freddie Mac REMICS 0.42%, 1/15/35[2]	7,611,320	7,611,571
JP Morgan Alternative Loan Trust 0.28%, 3/25/37[2]	91,322	88,647
Merrill Lynch Mortgage Investors, Inc. 0.69%, 8/25/35[2]	124,929	104,711
Wells Fargo Mortgage Loan Trust 0.47%, 8/27/37[1,2,4]	33,610,065	31,134,852

Total ASSET-BACKED SECURITIES (Cost $66,417,351)		67,223,075

BANK LOANS — 10.97%
Auto Manufacturers — 1.57%
General Motors Holdings LLC 0.38%, 10/27/15[2]	44,000,000	42,405,000
Commercial Services — 0.97%
Altegrity, Inc. 7.75%, 2/21/15[2]	26,288,930	26,146,444
Electronics — 0.35%
NuSil Technology LLC 5.25%, 3/28/17[2]	9,616,940	9,592,898
Entertainment — 1.00%
Graton Resort & Casino 9.00%, 8/14/18[2]	18,000,000	18,360,000
Peninsula Gaming LLC 3.40%, 8/3/17[2]	8,500,000	8,622,230

		26,982,230

Food — 0.61%
SUPERVALU, Inc. 8.00%, 8/10/18[2]	16,468,125	16,544,537
Internet — 0.09%
Mood Media Corp. (Canada) 7.75%, 3/24/18[2,3]	2,468,750	2,455,172

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Mining — 0.59%
American Rock Salt Co. LLC 5.50%, 4/25/17[2]	$16,278,059	$16,001,332
Oil & Gas — 0.93%
Chesapeake Energy Corp. 8.50%, 12/2/17[2]	25,000,000	25,063,750
Retail — 2.26%
Gymboree Corp. 5.00%, 2/23/18[2]	12,194,289	11,872,238
Neiman Marcus Group, Inc. 4.75%, 5/16/18[2]	31,000,000	31,141,050
Party City Holdings, Inc. 5.75%, 7/23/19[2]	18,000,000	18,211,500

		61,224,788

Software — 0.64%
First Data Corp. 2.97%, 9/24/14[2]	1,706,469	1,700,923
First Data Corp. 2.97%, 9/24/14[2]	499,771	498,146
First Data Corp. 2.97%, 9/24/14[2]	367,346	366,153
First Data Corp. 5.21%, 9/30/18[2]	15,000,000	14,712,450

		17,277,672

Telecommunications — 1.96%
Arinc, Inc. 6.25%, 10/26/15[2]	36,000,000	35,235,000
LightSquared LP 12.00%, 10/1/14[2,5]	23,807,674	16,457,054
Sorenson Communications, Inc. 6.00%, 8/16/13[2]	1,429,651	1,416,698

		53,108,752

Total BANK LOANS (Cost $299,491,887)		296,802,575

CORPORATE BONDS — 45.51%
Banks — 2.82%
Chase Capital II 0.94%, 2/1/27[2]	11,879,000	9,095,311
First Chicago NBD Institutional Capital I 0.99%, 2/1/27[2]	725,000	554,945
JP Morgan Chase Capital XXIII 1.43%, 5/15/77[2]	9,000,000	6,392,601
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	49,759,739

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
JPMorgan Chase Capital XXI 1.39%, 1/15/87[2]	$15,000,000	$10,416,435

		76,219,031

Biotechnology — 0.84%
STHI Holding Corp. 8.00%, 3/15/18[1]	21,389,000	22,779,285
Chemicals — 0.64%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	2,000,000	2,055,000
Momentive Performance Materials, Inc. 12.50%, 6/15/14	9,231,000	9,507,930
Momentive Performance Materials, Inc. 11.50%, 12/1/16	10,240,000	5,760,000

		17,322,930

Commercial Services — 1.68%
DynCorp International, Inc. 10.38%, 7/1/17	24,780,000	21,372,750
Wyle Services Corp. 10.50%, 4/1/18[1]	22,285,000	24,067,800

		45,440,550

Computers — 2.08%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	36,330,000	40,144,650
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	15,993,750

		56,138,400

Diversified Financial Services — 3.49%
American Express Co. 6.80%, 9/1/66[2]	56,843,000	60,822,010
General Electric Capital Corp. 7.13%, 12/15/49[2]	22,000,000	24,517,240
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	9,038,040

		94,377,290

Entertainment — 1.33%
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.63%, 4/15/16[1]	15,137,000	16,688,543
Production Resource Group, Inc. 8.88%, 5/1/19	27,720,000	19,404,000

		36,092,543

Healthcare — Products — 1.29%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	32,166,000	34,900,110

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Healthcare - Services — 2.62%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	$17,035,000	$17,162,763
Healthsouth Corp. 7.25%, 10/1/18	1,500,000	1,623,750
Healthsouth Corp. 7.75%, 9/15/22	20,541,000	22,441,042
HealthSouth Corp. 5.75%, 11/1/24	10,000,000	10,175,000
Kindred Healthcare, Inc. 8.25%, 6/1/19	3,400,000	3,306,500
National Mentor, Inc. 12.50%, 2/15/18[1]	15,850,000	16,167,000

		70,876,055

Household Products/Wares — 0.76%
Armored Autogroup, Inc. 9.25%, 11/1/18	23,075,000	20,652,125
Insurance — 1.16%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	31,417,500
Iron/Steel — 0.54%
Allegheny Technologies, Inc. 9.38%, 6/1/19	11,200,000	14,470,590
Leisure Time — 2.55%
Equinox Holdings, Inc. 9.50%, 2/1/16[1]	64,877,000	68,931,812
Media — 1.09%
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	600,000	643,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	2,400,000	2,586,000
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	28,225,000	26,249,250

		29,478,750

Metal Fabricate/Hardware — 0.22%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19	5,527,000	5,830,985
Miscellaneous Manufacturing — 2.65%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	34,990,000	37,789,200
GE Capital Trust I 6.38%, 11/15/67[2]	32,140,000	33,947,875

		71,737,075

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Oil & Gas — 2.52%
Chesapeake Energy Corp. 9.50%, 2/15/15	$24,820,000	$27,457,125
Comstock Resources, Inc. 9.50%, 6/15/20	3,000,000	3,225,000
PetroBakken Energy Ltd. (Canada) 8.63%, 2/1/20[1,3]	2,000,000	2,080,000
Venoco, Inc. 8.88%, 2/15/19	40,780,000	35,478,600

		68,240,725

Packaging & Containers — 1.12%
Berry Plastics Corp. 4.26%, 9/15/14[2]	14,000,000	13,895,000
Berry Plastics Corp. 9.75%, 1/15/21	14,500,000	16,530,000

		30,425,000

Pipelines — 1.32%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	35,673,750
Retail — 7.69%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	11,000,000	11,412,500
Michaels Stores, Inc. 11.38%, 11/1/16	18,730,000	19,621,548
Michaels Stores, Inc. 7.75%, 11/1/18	39,800,000	42,685,500
Michaels Stores, Inc. 7.75%, 11/1/18[1]	5,000,000	5,350,000
Neiman Marcus Group, Inc. 10.38%, 10/15/15	19,985,000	20,384,700
Rite Aid Corp. 6.88%, 8/15/13	11,400,000	11,699,250
Rite Aid Corp. 10.38%, 7/15/16	32,350,000	34,210,125
Rite Aid Corp. 7.50%, 3/1/17	30,000,000	30,825,000
Rite Aid Corp. 9.50%, 6/15/17	13,850,000	14,248,187
Rite Aid Corp. 10.25%, 10/15/19	3,000,000	3,405,000
Rite Aid Corp. 9.25%, 3/15/20	13,800,000	14,145,000

		207,986,810

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 1.84%
First Data Corp. 11.25%, 3/31/16	$20,500,000	$20,090,000
First Data Corp. 6.75%, 11/1/20[1]	16,250,000	16,148,438
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	13,560,000

		49,798,438

Telecommunications — 5.26%
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	36,600,000	36,051,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	32,000,000	32,000,000
CommScope, Inc. 8.25%, 1/15/19[1]	52,300,000	56,484,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	10,000,000	11,075,000
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	6,000,000	6,660,000

		142,270,000

Total CORPORATE BONDS (Cost $1,198,825,478)		1,231,059,754

CONVERTIBLE CORPORATE BONDS — 10.27%
Auto Manufacturers — 1.95%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	52,623,156
Electrical Components & Equipment — 2.08%
SunPower Corp. 4.50%, 3/15/15	46,334,000	42,569,363
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	27,872,000	13,796,640

		56,366,003

Internet — 1.82%
Equinix, Inc. 3.00%, 10/15/14	13,600,000	26,741,000
WebMD Health Corp. 2.25%, 3/31/16	24,450,000	22,616,250

		49,357,250

Lodging — 1.33%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	20,921,087
MGM Resorts International 4.25%, 4/15/15	14,500,000	15,070,938

		35,992,025

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Real Estate Investment Trusts — 1.13%
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	$23,000,000	$30,618,750
Software — 0.23%
Electronic Arts, Inc. 0.75%, 7/15/16	6,720,000	6,132,000
Telecommunications — 1.73%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	12,000,000	9,060,000
Anixter International, Inc. 1.00%, 2/15/13	20,800,000	22,659,000
Nortel Networks Corp. (Canada) 1.75%, 10/15/12[3,5]	6,000,000	6,000,000
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	9,000,000	8,977,500

		46,696,500

Total CONVERTIBLE CORPORATE BONDS (Cost $280,294,267)		277,785,684

U.S. GOVERNMENT AND AGENCY SECURITY — 0.04%
Freddie Mac Non Gold Pool 2.43%, 6/1/34[2]	905,769	967,884

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $905,741)		967,884

COMMON STOCK — 1.09%
Auto Manufacturers — 0.78%
General Motors Co. *	701,946	15,969,271
Motors Liquidation Co. GUC Trust	313,752	5,271,034

		21,240,305

Software — 0.31%
Microsoft Corp.	280,637	8,357,370

Total COMMON STOCK (Cost $22,519,119)		29,597,675

CONVERTIBLE PREFERRED STOCK — 2.57%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B 5.25%, 3/6/34[4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C 6.25%, 12/15/12[4]	11,790,650	—

		—

Banks — 1.02%
Bank of America Corp. 7.25%, 12/31/49	21,322	23,240,980

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Citigroup, Inc. 7.50%,12/15/12	45,000	$4,364,100

		27,605,080

Telecommunications — 1.55%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	72,412	41,998,960

Total CONVERTIBLE PREFERRED STOCK (Cost $92,097,476)		69,604,040

PREFERRED STOCKS — 3.61%
Banks — 0.39%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	400,000	10,520,000
Holding Companies - Diversified — 1.94%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	57,950	52,538,919
Telecommunications — 1.28%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	27,242	34,631,392

Total PREFERRED STOCKS (Cost $92,591,190)		97,690,311

PURCHASED PUT OPTIONS — 0.03%
Russell 2000 Index, Exercise Price: $650.00, Expiration Date: October, 2012*	2,448	18,360
Russell 2000 Index, Exercise Price: $800.00, Expiration Date: October, 2012*	2,448	913,104

Total PURCHASED PUT OPTIONS (Cost $5,926,743)		931,464

DEMAND DEPOSIT — 23.76%
UMB Money Market Fiduciary 0.01%	642,634,237	642,634,237

Total DEMAND DEPOSIT (Cost $642,634,237)		642,634,237

WARRANTS — 0.35%
General Motors Co. - CW 19, Strike Price $18.33, Expiration Date 7/10/19	1,136,155	9,384,640

Total WARRANTS (Cost $21,643,014)		9,384,640

TOTAL INVESTMENTS (Cost $2,723,346,503)	100.69%	2,723,681,339
Liabilities less Other Assets	(0.69)%	(18,746,824)

Net Assets	100.00%	$2,704,934,515

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (8.69)%
CORPORATE BONDS — (2.58)%
Auto Manufacturers — (1.20)%
Chrysler Group LLC/CG Co.-Issuer, Inc. 8.00%, 6/15/19	$(30,250,000)	$(32,367,500)
Chemicals — (0.26)%
Huntsman International LLC 8.63%, 3/15/21	(6,000,000)	(6,930,000)
Lodging — (0.51)%
MGM Resorts International 7.63%, 1/15/17	(13,000,000)	(13,910,000)
Oil & Gas — (0.61)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(16,000,000)	(16,500,000)

Total CORPORATE BONDS (Proceeds $64,514,018)		(69,707,500)

CONVERTIBLE CORPORATE BONDS — (1.74)%
Software — (1.46)%
Microsoft Corp. 0.00%, 6/15/13[1]	(37,500,000)	(39,421,875)
Telecommunications — (0.28)%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/25	(7,850,000)	(7,771,500)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $45,074,112)		(47,193,375)

COMMON STOCK — (4.36)%
Auto Manufacturers — (1.34)%
Ford Motor Co.	(3,691,935)	(36,402,479)
Banks — (0.21)%
Bank of America Corp.	(628,321)	(5,548,074)
Healthcare - Services — (0.03)%
Kindred Healthcare, Inc. *	(59,696)	(679,340)
Internet — (0.96)%
Equinix, Inc. *	(121,311)	(24,996,132)
WebMD Health Corp. *	(71,575)	(1,004,197)

		(26,000,329)

Lodging — (0.57)%
Gaylord Entertainment Co. *	(387,621)	(15,322,658)
Real Estate Investment Trusts — (0.71)%
Host Hotels & Resorts, Inc.	(1,193,449)	(19,154,857)
Software — (0.03)%
Electronic Arts, Inc. *	(71,800)	(911,142)
Telecommunications — (0.51)%
Anixter International, Inc.	(241,571)	(13,880,670)

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total COMMON STOCK (Proceeds $128,156,764)		$(117,899,549)

WRITTEN PUT OPTIONS — (0.01)%
Russell 2000 Index, Exercise Price: $725.00, Expiration Date: October, 2012*	(4,895)	(230,065)

Total WRITTEN PUT OPTIONS (Proceeds $2,973,568)		(230,065)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $240,718,462)	(8.69)%	$(235,030,489)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	48,500,000	Pay	5.00%	9/20/2014	$4,193,750	$25,113	Bankruptcy/FTP	B
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	5,000,000	Pay	5.00	12/20/2012	(278,812)	277,784	Bankruptcy/FTP	B
Morgan Stanley	American Express Co. 5.50%, 9/12/16	USD	25,000,000	Pay	1.00	12/20/2016	324,580	(679,009)	Bankruptcy/FTP	BBB+
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,275,546)	Bankruptcy/FTP	NR
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	USD	11,000,000	Pay	1.00	9/20/2014	848,323	(996,766)	Bankruptcy/FTP	A-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(984,037)	Bankruptcy/FTP	BB-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	(800,283)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Centex Corp. 5.25%, 6/15/15	USD	5,000,000	Pay	4.21	3/20/2013	—	(100,459)	Bankruptcy/FTP	BB-
Merrill Lynch	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(323,876)	Bankruptcy/FTP	A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(271,019)	Bankruptcy/FTP	A-
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	USD	1,000,000	Receive	5.00	6/20/2013	(400,000)	405,966	Bankruptcy/FTP	NR
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	USD	1,000,000	Receive	5.00	6/20/2013	(290,000)	295,966	Bankruptcy/FTP	NR
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	USD	10,000,000	Pay	1.00	9/20/2014	(286,840)	120,914	Bankruptcy/FTP	BBB+
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	USD	7,470,000	Pay	5.00	12/20/2013	2,058,919	(2,385,136)	Bankruptcy/FTP	NA
Morgan Stanley	Enbridge Energy, L.P. 4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(127,829)	Bankruptcy/FTP	BBB
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(108,416)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/10/2017	540,000	(263,376)	Bankruptcy/FTP	B-
Morgan Stanley	First Data Corp. 9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/10/2017	1,150,000	(227,920)	Bankruptcy/FTP	B-
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	USD	10,000,000	Pay	1.00	9/20/2014	(320,193)	156,699	Bankruptcy/FTP	BBB+
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(785,468)	Bankruptcy/FTP	BB+

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	USD	5,000,000	Pay	5.00%	12/20/2016	$124,119	$(490,066)	Bankruptcy/FTP	NR
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	USD	4,000,000	Pay	5.50	3/20/2013	—	(53,714)	Bankruptcy/FTP	NR
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	USD	4,000,000	Pay	5.05	6/20/2013	—	(64,559)	Bankruptcy/FTP	NR
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	USD	5,000,000	Pay	5.00	6/20/2013	700,000	(778,830)	Bankruptcy/FTP	B+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	USD	5,000,000	Pay	5.00	6/20/2013	725,000	(803,830)	Restructuring/ Bankruptcy/FTP	B+
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	USD	4,150,000	Pay	3.38	6/20/2013	—	(96,094)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	USD	4,700,000	Pay	2.55	6/20/2013	—	(79,256)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(582,601)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	9/20/2014	1,875,000	(2,984,616)	Restructuring/ Bankruptcy/FTP	CCC+
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(2,293,884)	Restructuring/ Bankruptcy/FTP	CCC+
Goldman Sachs	The Markit CDX NA High Yield Series 16 Index	USD	14,200,000	Pay	5.00	12/20/2016	1,500,750	(1,774,232)	Bankruptcy/FTP	NA
Merrill Lynch	The Markit CDX NA High Yield Series 16 Index	USD	5,000,000	Pay	5.00	12/20/2016	550,000	(646,297)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 17	EUR	41,000,000	Pay	5.00	6/20/2017	2,288,949	(2,369,552)	Bankruptcy/FTP	NA
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(804,396)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(173,519)	Bankruptcy/FTP	BBB-
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	USD	30,000,000	Pay	1.00	6/20/2014	620,488	(1,011,160)	Bankruptcy/FTP	BBB-
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/1/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	837,255	Bankruptcy/FTP	NR
Goldman Sachs	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	280,068	Bankruptcy/FTP	BBB
Morgan Stanley	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	259,536	Bankruptcy/FTP	BBB
Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	USD	9,000,000	Pay	2.27	9/20/2013	—	956,619	Bankruptcy/FTP	NR
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	USD	3,000,000	Pay	5.00	3/20/2016	285,000	(248,938)	Bankruptcy/FTP	CC
Merrill Lynch	Realogy Corp. 10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	(165,958)	Bankruptcy/FTP	CC
Merrill Lynch	Rite Aid Corp. 7.70%, 2/15/27	USD	10,000,000	Pay	5.00	12/20/2013	700,000	(1,099,758)	Bankruptcy/FTP	CCC

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	USD	10,000,000	Pay	5.00%	12/20/2016	$406,250	$(1,134,016)	Bankruptcy/FTP	BB
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	43,590	Bankruptcy/FTP	B+
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	USD	4,000,000	Receive	6.70	9/20/2013	—	244,673	Bankruptcy/FTP	B
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	66,076	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	69,064	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(545,193)	Bankruptcy/FTP	BB+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	(153,320)	Bankruptcy/FTP	BB+
Goldman Sachs	Tyson Foods, Inc. 6.85%, 4/1/16	USD	6,000,000	Pay	3.05	9/20/2013	—	(166,895)	Bankruptcy/FTP	BBB-
Goldman Sachs	Vornado Realty L.P. 4.75%, 12/1/10	USD	5,500,000	Pay	1.50	6/20/2013	—	(55,813)	Restructuring/ Bankruptcy/FTP	NR
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(873,500)	Bankruptcy/FTP	BB

Total Credit Default Swaps							24,481,212	(24,739,813)

Total Swaps Contracts							$24,481,212	$(24,739,813)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Standard & Poor’s or Moody’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

USD=United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2012 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(1,318)	December 2012	($887,996)
U.S. 10 Year Treasury Note	(2,791)	December 2012	(3,522,633)
U.S. 30 Year Treasury Note	(211)	December 2012	(208,098)

Total Futures Contracts			($4,618,727)

Notes to Schedule of Investments are an integral part of this Schedule

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 5.71%
Food — 2.14%
Fairway Group Acquisition Co. 8.25%, 8/17/18[2]	$1,000,000	$1,006,250
SUPERVALU, Inc. 8.00%, 8/10/18[2]	5,489,375	5,514,846

		6,521,096

Internet — 1.28%
Mood Media Corp. (Canada) 10.25%, 9/24/18[2,3]	4,000,000	3,893,760
Oil & Gas — 1.32%
Buffalo Gulf Coast Terminals 7.50%, 9/2/17[2]	3,960,000	4,019,400
Retail — 0.97%
Targus Group International 11.00%, 5/12/16[2]	2,962,500	2,977,312

Total BANK LOANS (Cost $17,225,919)		17,411,568

CORPORATE BONDS — 59.36%
Agriculture — 1.82%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	6,080,000	5,548,000
Building Materials — 3.10%
Cemex SAB de CV (Mexico) 5.36%, 9/30/15[1,2,3]	9,930,000	9,458,325
Chemicals — 2.97%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 4.93%, 11/15/14[2]	3,000,000	2,857,500
Momentive Performance Materials, Inc. 12.50%, 6/15/14	3,000,000	3,090,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16	5,530,000	3,110,625

		9,058,125

Commercial Services — 4.83%
DynCorp International, Inc. 10.38%, 7/1/17	8,147,000	7,026,788
iPayment, Inc. 10.25%, 5/15/18	8,833,000	7,706,792

		14,733,580

Electric — 0.87%
Atlantic Power Corp. (Canada) 9.00%, 11/15/18[3]	2,500,000	2,656,250
Entertainment — 5.86%
Graton Economic Development Authority 9.63%, 9/1/19[1]	8,500,000	8,840,000

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Production Resource Group, Inc. 8.88%, 5/1/19	$7,255,000	$5,078,500
WMG Acquisition Corp. 11.50%, 10/1/18	3,500,000	3,937,500

		17,856,000

Healthcare - Products — 3.52%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	7,930,000	8,604,050
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18[1]	2,000,000	2,115,000

		10,719,050

Healthcare - Services — 5.52%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	6,500,000	6,548,750
Kindred Healthcare, Inc. 8.25%, 6/1/19	5,455,000	5,304,988
National Mentor, Inc. 12.50%, 2/15/18[1]	4,875,000	4,972,500

		16,826,238

Household Products/Wares — 0.85%
Armored Autogroup, Inc. 9.25%, 11/1/18	2,900,000	2,595,500
Insurance — 0.88%
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	5,250,000	2,677,500
Iron/Steel — 3.61%
Edgen Murray Corp. 12.25%, 1/15/15	10,248,000	10,990,980
Mining — 1.87%
Cuco Resources Ltd. 14.00%, 12/1/13[4]	6,000,000	5,700,000
Oil & Gas — 9.93%
ATP Oil & Gas Corp. 11.88%, 5/1/15[5]	6,640,000	1,261,600
Chesapeake Energy Corp. 9.50%, 2/15/15	7,500,000	8,296,875
Comstock Resources, Inc. 9.50%, 6/15/20	1,000,000	1,075,000
Newfield Exploration Co. 5.75%, 1/30/22	1,000,000	1,117,500
United Refining Co. 10.50%, 2/28/18	12,060,000	13,235,850
Venoco, Inc. 8.88%, 2/15/19	6,075,000	5,285,250

		30,272,075

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Packaging & Containers — 1.50%
Berry Plastics Corp. 9.75%, 1/15/21	$4,000,000	$4,560,000
Retail — 3.82%
Michaels Stores, Inc. 11.38%, 11/1/16	3,000,000	3,142,800
Party City Holdings, Inc. 8.88%, 8/1/20[1]	2,000,000	2,130,000
Rite Aid Corp. 6.88%, 8/15/13	2,000,000	2,052,500
Rite Aid Corp. 9.25%, 3/15/20	4,200,000	4,305,000

		11,630,300

Software — 2.04%
First Data Corp. 12.63%, 1/15/21	6,000,000	6,217,500
Telecommunications — 5.93%
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/16[1]	9,000,000	9,765,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	7,500,000	8,306,250

		18,071,250

Transportation — 0.44%
Overseas Shipholding Group, Inc. 8.13%, 3/30/18	2,000,000	1,330,000

Total CORPORATE BONDS (Cost $180,402,907)		180,900,673

CONVERTIBLE CORPORATE BONDS — 9.77%
Electrical Components & Equipment — 2.71%
SunPower Corp. 4.50%, 3/15/15	6,836,000	6,280,575
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	4,000,000	1,980,000

		8,260,575

Internet — 1.03%
Equinix, Inc. 3.00%, 10/15/14	1,600,000	3,146,000
Mining — 0.53%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	1,600,000
Software — 3.03%
Nuance Communications, Inc. 2.75%, 11/1/31[1]	8,000,000	9,245,000

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 2.47%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	$6,000,000	$4,530,000
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	3,000,000	2,992,500

		7,522,500

Total CONVERTIBLE CORPORATE BONDS (Cost $30,379,006)		29,774,075

COMMON STOCK — 0.93%
Auto Manufacturers — 0.09%
General Motors Co. *	9,541	217,058
Motors Liquidation Co. GUC Trust	2,395	40,236

		257,294

Beverages — 0.45%
Molson Coors Brewing Co. - B	30,400	1,369,520
Oil & Gas Services — 0.39%
Edgen Group, Inc. *	155,005	1,201,288
Retail — 0.00%
Rite Aid Corp. *	1,988	2,326

Total COMMON STOCK (Cost $3,017,276)		2,830,428

CONVERTIBLE PREFERRED STOCK — 2.12%
Auto Manufacturers — 0.98%
General Motors Co. 4.75%, 12/1/13	80,000	2,982,400
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/41[4]	94,958	—

		2,982,400

Telecommunications — 1.14%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	6,000	3,480,000

Total CONVERTIBLE PREFERRED STOCK (Cost $8,617,200)		6,462,400

PURCHASED PUT OPTIONS — 0.39%
Netflix, Inc., Exercise Price: $47.50 Expiration Date: March, 2013*	175	93,625
Netflix, Inc., Exercise Price: $50.00 Expiration Date: March, 2013*	1,188	769,824
Overseas Shipholding Group, Inc., Exercise Price: $8.00 Expiration Date: January, 2013*	1,030	216,300
Russell 2000 Index, Exercise Price: $650.00 Expiration Date: October, 2012*	274	2,055

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Russell 2000 Index, Exercise Price: $800.00 Expiration Date: October, 2012*	274	$102,202

Total PURCHASED PUT OPTIONS (Cost $1,746,659)		1,184,006

DEMAND DEPOSIT — 23.85%
UMB Money Market Fiduciary 0.01%	72,669,940	72,669,940

Total DEMAND DEPOSIT (Cost $72,669,940)		72,669,940

WARRANTS — 0.06%
Cuco Resources Ltd. - Strike Price $4.00, Expiration Date 12/1/16[4]	600,000	—
General Motors Co. - CW 16, Strike Price $10.00, Expiration Date 7/10/16	8,675	119,541
General Motors Co. - CW 19, Strike Price $18.33, Expiration Date 7/10/19	8,675	71,656

Total WARRANTS (Cost $398,024)		191,197

TOTAL INVESTMENTS (COST $314,456,931)	102.19%	$311,424,287
Liabilities less Other Assets	(2.19)%	(6,666,238)

Net Assets	100.00%	$304,758,049

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (7.72)%
CORPORATE BONDS — (3.78)% Oil & Gas — (2.49)%
Chesapeake Energy Corp. 6.63%, 8/15/20	$(2,000,000)	$(2,062,500)
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,537,500)

		(7,600,000)

Software — (1.29)%
First Data Corp. 11.25%, 3/31/16	(4,000,000)	(3,920,000)

Total CORPORATE BONDS (Proceeds $11,066,858)		(11,520,000)

CONVERTIBLE CORPORATE BONDS — (1.72)%
Beverages — (1.72)%
Molson Coors Brewing Co. 2.50%, 7/30/13	(5,000,000)	(5,225,000)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $5,179,871)		(5,225,000)

COMMON STOCK — (2.21)%
Healthcare - Services — (0.06)%
Kindred Healthcare, Inc. *	(17,015)	(193,631)
Internet — (0.97)%
Equinix, Inc. *	(14,272)	(2,940,745)
Software — (1.18)%
Nuance Communications, Inc. *	(144,944)	(3,607,656)

Total COMMON STOCK (Proceeds $6,263,471)		(6,742,032)

WRITTEN PUT OPTIONS — (0.01)%
Russell 2000 Index, Exercise Price: $725.00, Expiration Date: October, 2012*	(550)	(25,850)

Total WRITTEN PUT OPTIONS (Proceeds $334,109)		(25,850)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $22,844,309)	(7.72)%	$(23,512,882)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Merrill Lynch	Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/17	USD	2,000,000	Pay	1.00%	3/20/2017	$40,381	$(24,187)	Bankruptcy/FTP	NR
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(31,471)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(19,280)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	1,000,000	Pay	1.00	3/20/2016	66,735	(38,683)	Bankruptcy/FTP	BBB-
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 17	EUR	8,600,000	Pay	5.00	6/20/2017	299,950	(316,857)	Bankruptcy/FTP	NA
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(573,600)	Bankruptcy/FTP	BB

Total Credit Default Swaps							679,487	(1,004,078)

Total Swaps Contracts							$679,487	$(1,004,078)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Standard & Poor’s or Moody’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NA=Not Applicable

NR=Not Rated

EUR — Euro

USD — United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2012 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(31)	December 2012	$(20,886)
U.S. 10 Year Treasury Note	(90)	December 2012	(113,590)
U.S. 30 Year Treasury Note	(1)	December 2012	(987)

Total Futures Contracts			$(135,463)

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
INTERNATIONAL FIXED INCOME INVESTMENTS — 63.35%
Brazil — 0.98%
Hypermarcas SA 6.50%, 4/20/21	$250,000		$262,075
British Virgin Islands — 1.20%
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/20	300,000		319,113
Cayman Islands — 4.21%
AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. 9.50%, 11/12/20	200,000		216,000
Banco Bradesco SA/Cayman Islands 5.75%, 3/1/22	200,000		213,000
China Overseas Finance Cayman IV Ltd. 4.88%, 2/15/17	300,000		322,420
Dubai Holding Commercial Operations MTN Ltd. 6.00%, 2/1/17	250,000	[3]	372,414

			1,123,834

China — 5.84%
Agile Property Holdings Ltd. 8.88%, 4/28/17	250,000		251,875
China Shanshui Cement Group Ltd. 10.50%, 4/27/17	250,000		262,500
Country Garden Holdings Co., Ltd. 11.13%, 2/23/18	250,000		271,875
Evergrande Real Estate Group Ltd. 13.00%, 1/27/15	250,000		252,813
MIE Holdings Corp. 9.75%, 5/12/16	250,000		258,125
Yuzhou Properties Co. 13.50%, 12/15/15	250,000		260,000

			1,557,188

France — 0.94%
Europcar Groupe SA 9.38%, 4/15/18	250,000	[3]	250,986
Germany — 2.01%
Heckler & Koch GmbH 9.50%, 5/15/18	250,000	[3]	271,467
Heidelberger Druckmaschinen AG 9.25%, 4/15/18	250,000	[3]	265,041

			536,508

Hong Kong — 6.94%
Central China Real Estate Ltd. 12.25%, 10/20/15	200,000		217,000
China Oriental Group Co., Ltd. 7.00%, 11/17/17	250,000		215,000

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
China Resources Gas Group Ltd. 4.50%, 4/5/22	$300,000		$326,040
China Resources Land Ltd. 4.63%, 5/19/16	300,000		317,032
Glorious Property Holdings Ltd. 13.00%, 10/25/15	250,000		222,713
Pacnet Ltd. 9.25%, 11/9/15	250,000		244,687
Yancoal International Resources Development Co., Ltd. 4.46%, 5/16/17	300,000		308,164

			1,850,636

Indonesia — 1.71%
Alam Sutera International Pvt Ltd. 10.75%, 3/27/17	250,000		266,875
PT Berau Coal Energy Tbk 7.25%, 3/13/17	200,000		188,000

			454,875

Luxembourg — 3.09%
Cirsa Funding Luxembourg SA 8.75%, 5/15/18	150,000	[3]	181,915
Minerva Luxembourg SA 12.25%, 2/10/22	300,000		346,110
Virgolino de Oliveira Finance Ltd. 11.75%, 2/9/22	300,000		297,000

			825,025

Mexico — 3.68%
Grupo Papelero Scribe SA de CV 8.88%, 4/7/20	250,000		218,750
Grupo Posadas SAB de CV 9.25%, 1/15/15	250,000		252,500
Servicios Corporativos Javer S.A.P.I. de CV 9.88%, 4/6/21	250,000		246,875
Urbi Desarrollos Urbanos SAB de CV 8.50%, 4/19/16	300,000		264,000

			982,125

Mongolia — 0.95%
Mongolian Mining Corp. 8.88%, 3/29/17	250,000		253,125
Netherlands — 2.80%
Aerospace Satellite Corp. Holding BV 12.75%, 11/16/15	250,000		275,000
GT 2005 Bonds BV 8.00%, 7/21/14[2]	250,000		248,125

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Hyva Global BV 8.63%, 3/24/16	$250,000		$223,750

			746,875

Nigeria — 3.77%
Nigerian Treasury Bill 12.25%, 3/23/13	1,000,000		1,004,330
Peru — 4.20%
Camposol SA 9.88%, 2/2/17	150,000		166,500
Peru Government Bond 7.84%, 8/12/20	2,000,000	[3]	953,609

			1,120,109

Singapore — 0.17%
Bakrie Telecom Pte., Ltd. 11.50%, 5/7/15	100,000		45,000
South Africa — 1.13%
Edcon Pty., Ltd. 9.50%, 3/1/18	250,000	[3]	301,987
United Kingdom — 9.63%
Afren PLC 10.25%, 4/8/19	250,000		283,750
Boparan Finance PLC 9.88%, 4/30/18	250,000	[3]	427,923
DFS Furniture Holdings PLC 9.75%, 7/15/17	250,000	[3]	423,886
Gala Electric Casinos PLC 11.50%, 6/1/19	250,000	[3]	337,090
Kerling PLC 10.63%, 2/1/17	250,000	[3]	304,396
Matalan Finance PLC 9.63%, 3/31/17	250,000	[3]	340,623
Vedanta Resources PLC 9.50%, 7/18/18[3]	250,000		256,875
Viridian Group FundCo II 11.13%, 4/1/17	150,000	[3]	192,276

			2,566,819

United States — 8.47%
Cemex Finance LLC 9.50%, 12/14/16	250,000		260,000
United States Treasury Bond 1.63%, 8/15/22	2,000,000		1,997,812

			2,257,812

Venezuela — 0.69%
CA La Electricidad de Caracas 8.50%, 4/10/18	250,000		183,750

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Zambia — 0.94%
Zambia Government International Bond 5.38%, 9/20/22[1]	$250,000	$250,000

Total INTERNATIONAL FIXED INCOME INVESTMENTS (Cost $16,753,703)		16,892,172

PURCHASED PUT OPTIONS — 0.21%
Hang Seng Index, Exercise Price: $19,600.00, (Hong Kong) Expiration Date: December, 2012*	385	14,439
OTC AUD versus USD, Exercise Price: $1.02, Expiration Date: October, 2012*	1,000,000	4,762
OTC AUD versus USD, Exercise Price: $0.98, Expiration Date: October, 2012*	1,000,000	342
OTC MXN versus USD, Exercise Price: $13.10, Expiration Date: October, 2012*	2,000,000	4,667
OTC MXN versus USD, Exercise Price: $13.60, Expiration Date: October, 2012*	2,000,000	192
SPDR S&P 500 ETF Trust, Exercise Price: $140.00, Expiration Date: November, 2012*	70	11,480
The EURO STOXX 50 Index, Exercise Price: $2,100.00, Expiration Date: October, 2012*	33	686
The EURO STOXX 50 Index, Exercise Price: $2,400.00, Expiration Date: October, 2012*	33	12,316
The KOSPI 200 Index, Exercise Price: $237.50, (Republic of South Korea) Expiration Date: December, 2012*	9	7,086

Total PURCHASED PUT OPTIONS (Cost $167,826)		55,970

MONEY MARKET FUND — 18.37%
Northern Institutional U.S. Government Select Portfolio 0.01%	4,899,468	4,899,468

Total MONEY MARKET FUND (Cost $4,899,468)		4,899,468

TOTAL INVESTMENTS (Cost $21,820,997)	81.93%	21,847,610
Other Assets less Liabilities	18.07%	4,819,390

Net Assets	100.00%	$26,667,000

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (1.92)%
INTERNATIONAL FIXED INCOME INVESTMENTS — (1.85)%
Portugal — (1.85)%
Portugal Obrigacoes do Tesouro OT 3.35%, 10/15/15	$(400,000)[3]	$(494,172)

Total INTERNATIONAL FIXED INCOME INVESTMENTS (Cost $501,939)		(494,172)

WRITTEN PUT OPTIONS — (0.07)%
Hang Seng Index, Exercise Price: $17,800.00, (Hong Kong) Expiration Date: December, 2012*	(385)	(3,933)
OTC AUD versus USD, Exercise Price: $1.00, Expiration Date: October, 2012*	(2,000,000)	(3,004)
OTC MXN versus USD, Exercise Price: $13.35, Expiration Date: October, 2012*	(4,000,000)	(2,370)
OTC SPDR S&P 500 ETF Trust, Exercise Price: $129.00, Expiration Date: November, 2012*	(70)	(3,080)
The EURO STOXX 50 Index, Exercise Price: $2,250.00, Expiration Date: October, 2012*	(66)	(5,067)

Total WRITTEN PUT OPTIONS (Proceeds $87,946)		(17,454)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $589,885)	(1.92)%	$(511,626)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Local currency.

Percentages are stated as a percent of net assets.

OTC — Over the Counter

AUD — Australian Dollar

MXN — Mexican Peso

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

Regional Weightings(a)

North America(b)	35.93%
Europe	18.47%
Far East	15.61%
South America	5.87%
Africa	5.84%

(a)	All percentages are stated as a percent of net assets at September 30, 2012 and exclude purchased options and securities sold short.
(b)	Includes demand deposit.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Australian Dollar	November 19, 2012	476,857	$500,000	$492,378	$(7,622)
Canadian Dollar	November 5, 2012	2,125,000	2,185,841	2,159,652	(26,189)
Euro	October 15, 2012	400,000	513,816	514,110	294
Euro	October 22, 2012	4,889,191	6,205,845	6,284,404	78,559
Hungarian Forint	November 19, 2012	54,071,300	250,000	241,972	(8,028)
Mexican Peso	November 20, 2012	6,452,640	500,000	498,591	(1,409)
Malaysian Ringgit	November 19, 2012	760,200	250,000	247,746	(2,254)
Polish Zloty	November 19, 2012	1,576,606	500,000	488,994	(11,006)
Russian Ruble	October 9, 2012	15,880,900	491,212	508,163	16,951
South African Rand	October 22, 2012	4,196,961	492,047	502,543	10,496

			11,888,761	11,938,553	49,792

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2012	Unrealized Appreciation (Depreciation)
Argentine Peso	May 17, 2013	(2,257,500)	$(401,690)	$(407,499)	$(5,809)
Australian Dollar	November 19, 2012	(476,857)	(492,877)	(492,378)	499
British Pound	November 7, 2012	(1,230,800)	(1,945,037)	(1,987,245)	(42,208)
Candian Dollar	November 5, 2012	(2,125,000)	(2,151,441)	(2,159,651)	(8,210)
Euro	October 9, 2012	(190,984)	(245,000)	(245,452)	(452)
Euro	October 22, 2012	(4,889,191)	(6,000,000)	(6,284,404)	(284,404)
Euro	November 19, 2012	(1,445,000)	(1,896,775)	(1,857,911)	38,864
Hungarian Forint	November 19, 2012	(54,071,300)	(241,542)	(241,972)	(430)
Polish Zloty	November 19, 2012	(1,576,606)	(486,683)	(488,994)	(2,311)
South African Rand	October 22, 2012	(4,196,961)	(500,000)	(502,543)	(2,543)

			(14,361,045)	(14,668,049)	(307,004)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(2,472,284)	$(2,729,496)	$(257,212)

Notes to Schedule of Investments are an integral part of this Schedule

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Bank of America	The Markit iTraxx Asia Excluding Japan IG Index Series 18 Version 1	USD	3,000,000	Pay	1.00%	12/20/2017	$65,430	$(13,725)	Bankruptcy/FTP	NA

Total Credit Default Swaps Contracts							65,430	(13,725)

Total Swap Contracts							$65,430	$(13,725)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Standard & Poor’s or Moody’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NA=Not Applicable

USD — United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule

Driehaus International Credit Opportunities Fund

Schedule of Investments

September 30, 2012 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid (Received)	Market Value

Societe Generale	3-Month USD-LIBOR-BBA	USD	(1,000,000)	Receive	2.30%	11/20/2012	$(7,000)	$(601)
Societe Generale	3-Month USD-LIBOR-BBA	USD	1,000,000	Pay	2.06	11/20/2012	14,800	2,259
Goldman Sachs	3-Month USD-LIBOR-BBA	USD	1,000,000	Pay	1.95	12/18/2012	14,000	7,293
Goldman Sachs	3-Month USD-LIBOR-BBA	USD	(2,000,000)	Receive	2.20	12/18/2012	(12,200)	(5,805)
Goldman Sachs	3-Month USD-LIBOR-BBA	USD	1,000,000	Pay	2.45	12/18/2012	2,500	1,067

Total Interest Rate Swaptions							12,100	4,213

Credit Default Swaptions

Counterparty	Reference Instrument	Currency	Notional Amount	Buy/Sell Protection	Exercise Price	Expiration Date	Premium Paid (Received)	Market Value

Credit Suisse	The Markit iTraxx Europe Series 18 Index	EUR	2,000,000	Buy	$150	11/21/2012	$10,360	$8,310
Credit Suisse	The Markit iTraxx Europe Series 18 Index	EUR	(2,000,000)	Sell	180	11/21/2012	(3,756)	(2,865)
Goldman Sachs	The Markit iTraxx Europe Series 17 Index	EUR	2,000,000	Buy	190	10/17/2012	2,274	193
Morgan Stanley	The Markit iTraxx Europe Crossover Series 18 Index	EUR	1,000,000	Buy	600	11/21/2012	24,183	22,200
Morgan Stanley	The Markit iTraxx Europe Crossover Series 18 Index	EUR	(2,000,000)	Sell	675	11/21/2012	(25,469)	(22,871)
Morgan Stanley	The Markit iTraxx Europe Crossover Series 18 Index	EUR	1,000,000	Buy	750	11/21/2012	6,432	5,642
Morgan Stanley	The Markit iTraxx North American Invesment Grade High Volitility Series 18 Index	USD	2,000,000	Buy	125	10/17/2012	1,000	16

Total Credit Default Swaptions							15,024	10,625

TOTAL SWAPTIONS							$27,124	$14,838

EUR — Euro

USD — United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

September 30, 2012

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) and the Driehaus International Credit Opportunities Fund (the “International Credit Opportunities Fund”) and, together with the Active Income Fund, (the “Funds”) commenced operations on September 30, 2010 and February 29, 2012, respectively. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The International Credit Opportunities Fund seeks to provide positive returns under a variety of market conditions.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

•	Level 1 — quoted prices for active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During period ended September 30, 2012, there were no significant transfers between Levels for the Active Income, Select Credit or International Opportunities Fund. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of September 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$67,223,075	$—	$67,223,075
Bank Loans	—	296,802,575	—	296,802,575
Common Stocks
Auto Manufacturers	21,240,305	—	—	21,240,305
Software	8,357,370	—	—	8,357,370
Convertible Corporate Bonds	—	277,785,684	—	277,785,684
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	27,605,080	—	—	27,605,080
Telecommunications	41,998,960	—	—	41,998,960
Corporate Bonds	—	1,231,059,754	—	1,231,059,754
Demand Deposit	642,634,237	—	—	642,634,237
Preferred Stocks
Banks	10,520,000	—	—	10,520,000
Holding Companies/Diversified	—	52,538,919	—	52,538,919
Telecommunications	—	34,631,392	—	34,631,392
Purchased Put Options	931,464	—	—	931,464
U.S. Government And Agency Securities	—	967,884	—	967,884
Warrants	9,384,640	—	—	9,384,640

Total	$762,672,056	$1,961,009,283	$—	$2,723,681,339

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufacturers	$(36,402,479)	—	—	$(36,402,479)
Banks	(5,548,074)	—	—	(5,548,074)
Healthcare - Services	(679,340)	—	—	(679,340)
Internet	(26,000,329)	—	—	(26,000,329)
Lodging	(15,322,658)	—	—	(15,322,658)
Real Estate Investment Trusts	(19,154,857)	—	—	(19,154,857)
Software	(911,142)	—	—	(911,142)
Telecommunications	(13,880,670)	—	—	(13,880,670)
Convertible Corporate Bonds	—	(47,193,375)	—	(47,193,375)
Corporate Bonds	—	(69,707,500)	—	(69,707,500)
Written Put Options	(230,065)	—	—	(230,065)

Total	$(118,129,614)	$(116,900,875)	$—	$(235,030,489)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(258,601)	$—	$(258,601)
Futures Contracts	(4,618,727)	—	—	(4,618,727)

Total Other Financial Instruments	$(4,618,727)	$(258,601)	$—	$(4,877,326)

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value

Balance as of 12/31/11	$2,330,473
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,330,473)
Purchase	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 9/30/12	$—

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of September 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$17,411,568	$—	$17,411,568
Common Stocks
Auto Manufacturers	257,294	—	—	257,294
Beverages	1,369,520	—	—	1,369,520
Oil & Gas Services	1,201,288	—	—	1,201,288
Retail	2,326	—	—	2,326
Convertible Corporate Bonds	—	29,774,075	—	29,774,075
Convertible Preferred Stocks
Auto Manufacturers	2,982,400	—	—	2,982,400
Telecommunications	3,480,000	—	—	3,480,000
Corporate Bonds	—	175,200,673	5,700,000	180,900,673
Demand Deposit	72,669,940	—	—	72,669,940
Purchased Put Options	1,184,006	—	—	1,184,006
Warrants	191,197	—	—	191,197

Total	$83,337,971	$222,386,316	$5,700,000	$311,424,287

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Healthcare – Services	$(193,631)	$—	$—	$(193,631)
Internet	(2,940,745)	—	—	(2,940,745)
Software	(3,607,656)	—	—	(3,607,656)
Convertible Corporate Bonds	—	(5,225,000)	—	(5,225,000)
Corporate Bonds	—	(11,520,000)	—	(11,520,000)
Written Put Options	(25,850)	—	—	(25,850)

Total	$(6,767,882)	$(16,745,000)	$—	$(23,512,882)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(324,591)	$—	$(324,591)
Futures Contracts	(135,463)	—	—	(135,463)

Total Other Financial Instruments	$(135,463)	$(324,591)	$—	$(460,054)

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value

Balance as of 12/31/11	$6,018,042
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(388,377)
Purchase	70,335
Sales	—
Transfers in and/or out of level 3	—

Balance as of 9/30/12	$5,700,000

The following is a summary of the inputs used to value the International Credit Opportunities Fund’s investments as of September 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments	$—	$16,892,172	$—	$16,892,172
Purchased Put Options	11,480	44,490	—	55,970
Money Market Fund	4,899,468	—	—	4,899,468

Total	$4,910,948	$16,936,662	$—	$21,847,610

Liabilities	Level 1	Level 2	Level 3	Total
Fixed Income Investments	$—	$(494,172)	$—	$(494,172)
Written Put Options	(3,080)	(14,374)	—	(17,454)

Total	$(3,080)	$(508,546)	$—	$(511,626)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$51,705	$—	$51,705
Forward Foreign Currency Contracts		(257,212)		(257,212)
Swaptions	—	14,838	—	14,838

Total Other Financial Instruments	$—	$(190,669)	$—	$(190,669)

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Investments in Derivatives

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of September 30, 2012, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of September 30, 2012, the Funds had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended September 30, 2012, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2011	1,874	$6,039,349
Options written	9,844	9,802,646
Options closed	(1,738)	(1,386,881)
Options expired	(5,085)	(11,481,546)

Options outstanding at September 30, 2012	4,895	$2,973,568

The premium amount and the number of option contracts written by the Select Credit Fund during the period ended September 30, 2012, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2011	545	$420,220
Options written	4,268	1,559,721
Options closed	(2,035)	(232,587)
Options expired	(2,228)	(1,413,245)

Options outstanding at September 30, 2012	550	$334,109

The premium amount and the number of option contracts written by the International Credit Opportunities Fund during the period from inception through September 30, 2012, were as follows:

International Credit Opportunities Fund	Number of Contracts	Premium Amount
Options outstanding at March 1, 2012	—	$—
Options written	61,001,703	466,243
Options closed	(30,001,182)	(270,998)
Options expired	(18,000,000)	(58,874)

Options outstanding at September 30, 2012	13,000,521	$136,371

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2012, the Funds had outstanding options as listed on the Schedule of Investments.

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured bridge loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with the custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior bridge loan commitments. At September 30, 2012, the Active Income Fund, Select Credit Fund and International Credit Opportunities Fund had no unfunded senior bridge loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At September 30, 2012, there were no such outstanding senior loan participation commitments in the Funds.

B.	FEDERAL INCOME TAXES

At September 30, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	International Credit Opportunities Fund
Cost of investments	$2,742,664,790	$314,456,931	$21,831,446

Proceeds from securities sold short	$(239,717,728)	$(22,684,486)	$(582,654)

Gross unrealized appreciation	$126,472,011	$12,026,406	$358,886
Gross unrealized depreciation	(140,768,223)	(15,887,446)	(271,694)

Net unrealized appreciation/(depreciation) on investments	$(14,296,212)	$(3,861,040)	$87,192

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2012

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	November 21, 2012

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date	November 21, 2012

*	Print the name and title of each signing officer under his or her signature.